Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Trading Symbol	vuzi
Entity Registrant Name	Vuzix Corp
Entity Central Index Key	0001463972
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and Cash Equivalents	$ 532,426	$ 66,554	$ 417,976
Accounts Receivable, Net	224,120	170,600	1,078,084
Inventories	648,941	687,181	2,539,721
Deferred Offering Costs	242,640	199,571	0
Prepaid Expenses and Other Assets	65,012	85,768	100,625
Total Current Assets	1,713,139	1,209,674	4,136,406
Tooling and Equipment, Net	589,065	664,967	961,692
Patents and Trademarks, Net	556,033	551,307	720,599
Debenture Issuance Costs, Net	225,798	0
Total Assets	3,084,035	2,425,948	5,818,697
Current Liabilities
Accounts Payable	3,201,479	2,896,567	3,766,617
Lines of Credit	112,500	112,500	652,081
Notes Payable	389,066	258,209	0
Current Portion of Long-term Debt, net of discount	1,283,355	1,060,188	4,924,838
Current Portion of Capital Leases	44,978	57,244	84,684
Customer Deposits	59,401	63,079	392,151
Accrued Interest	237,678	161,703	62,177
Accrued Expenses	607,414	519,672	305,840
Income Taxes Payable	24,428	21,486	300
Derivative Valuation	635,299	0
Total Current Liabilities	6,595,598	5,150,648	10,188,688
Long-Term Liabilities
Accrued Compensation	1,060,096	1,010,096	810,096
Long Term Portion of Term Debt, net of discount	1,680,802	1,715,253	1,072,051
Long Term Portion of Capital Leases	33,936	40,041	52,000
Accrued Interest	773,516	719,475	520,610
Total Long-Term Liabilities	3,548,350	3,484,865	2,454,757
Total Liabilities	10,143,948	8,635,513	12,643,445
Stockholders Equity (Deficit)
Series C Preferred Stock	0	0	0
Common Stock	3,537	3,537	3,537
Additional Paid-in Capital	20,019,153	19,933,202	19,716,963
Accumulated (Deficit)	(27,082,603)	(26,146,304)	(26,469,144)
Subscriptions Receivable		0	(76,104)
Total Stockholders' Equity (Deficit)	(7,059,913)	(6,209,565)	(6,824,748)
Total Liabilities and Stockholders' Equity	$ 3,084,035	$ 2,425,948	$ 5,818,697

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Series C Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Series C Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000
Series C Preferred Stock, Shares Issued	0	0	0
Series C Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	700,000,000	700,000,000	700,000,000
Common Stock, Shares Issued	3,536,865	3,536,865	3,514,671
Common Stock, Shares Outstanding	3,536,865	3,536,865	3,514,671

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011
Sales of Products	$ 608,661	$ 913,941	$ 2,692,152		$ 4,016,058
Sales of Engineering Services	130,523	196,100	536,076		809,605
Total Sales	739,184	1,110,041	3,228,228		4,825,663
Cost of Sales - Products	282,013	676,453	2,135,484		3,187,835
Cost of Sales - Engineering Services	55,374	74,505	205,542		426,986
Total Cost of Sales	337,387	750,958	2,341,026		3,614,821
Gross Profit	401,797	359,083	887,202		1,210,842
Operating Expenses:
Research and Development	317,695	247,338	1,153,403		1,340,973
Selling and Marketing	274,743	354,706	1,225,154		1,647,105
General and Administrative	416,686	562,591	2,181,310		2,590,636
Depreciation and Amortization	98,348	135,827	468,817		468,823
Impairment of Patents and Trademarks	0	9,268	64,703		35,265
Total Operating Expenses	1,107,472	1,309,730	5,093,387		6,082,802
(Loss) from Continuing Operations	(705,675)	(950,647)	(4,206,185)		(4,871,960)
Other Income (Expense)
Interest and Other (Expense) Income	0	48	232		1,182
Foreign Exchange Gain (Loss)	(13,070)	(4,942)	(11,111)		(35,770)
Loss on Derivative Valuation	(14,287)	0
Amortization of Senior Term Debt Discount	(9,728)	0
Interest Expense	(179,842)	(95,049)	(509,925)		(398,629)
Total Other Income (Expense)	(216,927)	(99,943)	(520,804)		(433,217)
(Loss) from Continuing Operations Before Provision for Income Taxes	(922,602)	(1,050,590)	(4,726,989)		(5,305,177)
Provision (Benefit) for Income Taxes	13,696	17,002	20,398		27,689
(Loss) from Continuing Operations	(936,298)	(1,067,592)	(4,747,387)		(5,332,866)
Income (Loss) from Discontinued Operations	0	223,109	(747,580)		1,453,285
Gain on Disposal of Discontinued Operations, net of tax	0	0	5,817,807		0
Net Income (Loss)	$ (936,298)	$ (844,483)	$ 322,840		$ (3,879,581)
Earnings (Loss) per Share from Continuing Operations
Basic			$ (1.34)		$ (1.52)
Diluted			$ (1.34)	[1],[2]	$ (1.52)	[1],[2]
Basic and Diluted	$ (0.26)	$ (0.3)
Earnings (Loss) per Share
Basic			$ 0.09		$ (1.1)
Diluted			$ 0.09	[1]	$ (1.1)	[1]
Basic and Diluted	$ (0.26)	$ (0.24)
Weighted-average Shares Outstanding
Basic			3,536,865		3,518,333
Diluted			3,651,100		4,193,282
Basic and Diluted	3,536,865	3,536,865

[1]	Due to net loss for period, dilutive loss per share is the same as basic.
[2]	Due to the antidilutive impact of the convertible debt under the if-converted method, the diluted earnings per share is the same as basic.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY (USD $)		Total	Exercise Of Stock Option	Exercise Of Warrants	Common Stock	Common Stock Exercise Of Stock Option	Common Stock Exercise Of Warrants	Additional Paid-in Capital	Additional Paid-in Capital Exercise Of Stock Option	Additional Paid-in Capital Exercise Of Warrants	Accumulated Deficit	Subscription Receivable
Balance at Dec. 31, 2010		$ (3,411,497)			$ 3,515			$ 19,401,887			$ (22,589,563)	$ (227,336)
Balance (in shares) at Dec. 31, 2010	[1]				3,514,743
Issuance of Common Stock (in shares)	[1]					17,307	4,815
Issuance of Common Stock			17,050	3,611		17	5		17,033	3,606
Forgiveness of Debt		0
Stock Compensation Expense		298,664						298,664
Forgiveness of Subscriptions Receivable		147,005						(4,227)				151,232
Net Income		(3,879,581)									(3,879,581)
Balance at Dec. 31, 2011		(6,824,748)			3,537			19,716,963			(26,469,144)	(76,104)
Balance (in shares) at Dec. 31, 2011	[1]				3,536,865
Forgiveness of Debt		46,037						46,037
Stock Compensation Expense		172,233						172,233
Forgiveness of Subscriptions Receivable		74,073						(2,031)				76,104
Net Income		322,840									322,840
Balance at Dec. 31, 2012		$ (6,209,565)			$ 3,573			$ 19,933,202			$ (26,146,304)
Balance (in shares) at Dec. 31, 2012	[1]				3,536,865

[1]	All share amounts for all periods reflect the Company's 1-for-75 reverse stock split, which was effective February 6, 2013.

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net Income (Loss)	$ (936,298)	$ (844,483)	$ 322,840	$ (3,879,581)
Non-Cash Adjustments
Depreciation and Amortization	98,348	135,827	468,817	468,823
Impairment of Patents and Trademarks	0	9,268	64,703	35,265
Stock-Based Compensation Expense	19,347	57,397	172,233	298,664
Non Cash Compensation			74,073	99,828
Forgiveness of Debt			46,037	0
Gain on Sale of Discontinued Operations			(5,817,807)	0
Amortization of Term Debt Discount	9,728	69,301	777,550	252,595
Amortization of Debt Issuance Costs	1,244	0
Loss on Derivative Valuation	14,287	0
(Increase) Decrease in Operating Assets
Accounts Receivable	(53,520)	307,491	607,885	228,821
Inventories	38,240	686,610	717,499	1,208,942
Deferred Offering Costs	(43,069)	0
Prepaid Expenses and Other Assets	20,757	(9,047)	14,857	110,193
Increase (Decrease) in Operating Liabilities
Accounts Payable	304,913	(41,095)	(912,122)	(362,226)
Accrued Expenses	8,318	(64,207)	99,832	17,042
Customer Deposits	(3,678)	(363,558)	(329,073)	(897,441)
Income Taxes Payable	2,942	(300)	1,386	(8,800)
Accrued Compensation	129,422	93,269	200,000	200,000
Accrued Interest	130,016	257,746	667,994	724,214
Net Cash Flows (Used in) Provided by From Operating Activities	(259,003)	294,219	(2,823,296)	(1,503,661)
Cash Flows from Investing Activities
Purchases of Tooling and Equipment	(9,051)	(37,036)	(180,189)	(800,397)
Investments in Patents and Trademarks	(18,121)	(7,995)	(67,923)	(97,006)
Proceeds from Sale of Assets, Net of Direct Costs			7,520,197	0
Net Cash (Used in ) Provided by From in Investing Activities	(27,172)	(45,031)	7,272,085	(897,403)
Cash Flows from Financing Activities
Net Change in Lines of Credit	0	(230,000)	(539,581)	556,041
Repayment of Capital Leases	(18,371)	(21,277)	(92,739)	(64,910)
Repayment of Long-Term Debt and Notes Payable	(119,447)	(4,035)	(4,474,879)	(329,393)
Exercise of Stock Options			0	16,871
Exercise of Stock Warrants			0	3,612
Proceeds from Senior Convertible Debt	800,000	0
Issuance Costs on Senior Convertible Debt	(160,439)	0
Proceeds from Notes Payable	250,304	0	364,488	0
Deferred Offering Costs			(57,500)	0
Net Cash Flows (Used in) Provided by Financing Activities	752,047	(255,312)	(4,800,211)	182,221
Net Increase (Decrease) in Cash and Cash Equivalents	465,872	(6,124)	(351,422)	(2,218,843)
Cash and Cash Equivalents - Beginning of Year	66,554	417,976	417,976	2,636,819
Cash and Cash Equivalents - End of Year	532,426	411,852	66,554	417,976
Supplemental Disclosures
Interest Paid	49,826	106,749	170,512	284,186
Income Taxes Paid	10,754	15,802	19,012	39,502
Discount on senior convertible debenture attributed to warrants	621,012	0
Warrants granted for senior convertible debenture issuance costs	66,603	0
Non-Cash Investing Activities
Equipment Acquired Under Capital Lease			53,340	44,261
Non-Cash Financing Activities
Deferred Offering Costs Not Yet Paid			$ 142,071	$ 0

Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Basis of Presentation

Note 1 — Basis of Presentation

The accompanying unaudited Condensed Consolidated Financial Statements of Vuzix Corporation and Subsidiaries (“the Company") have been prepared in accordance with generally accepted accounting principles in the United States of America for interim financial information (“GAAP”) and with the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission. Accordingly, the unaudited Condensed Consolidated Financial Statements do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. The condensed consolidated balance sheet as of December 31, 2012 was derived from the audited Consolidated Financial Statements in Form 10-K.

The accompanying Consolidated Financial Statements should be read in conjunction with the audited Consolidated Financial Statements of the Company as of December 31, 2012, as reported in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission.

The results of the Company’s operations for any interim period are not necessarily indicative of the results of the Company’s operations for any other interim period or for a full fiscal year.

The results of the Company’s Tactical Display Group business have been classified and presented as discontinued operations in the accompanying unaudited Consolidated Statement of Operations (Note 3). Prior period results have been adjusted to conform to this presentation. No other adjustments have been made to the unaudited Consolidated Financial Statements and following notes.

All per share amounts, outstanding shares, warrants, options and shares issuable pursuant to convertible securities for all periods reflect the Company’s 1-for-75 reverse stock split, which was effective February 6, 2013.

Note 1 — Basis of Presentation

The results of the Company’s Tactical Display Group business have been classified and presented as discontinued operations in the accompanying Consolidated Statement of Operations (Note 4). Prior period results have been adjusted to conform to this presentation. No other prior period adjustments have been made to the Consolidated Financial Statements and following notes.

All per share amounts, outstanding shares, warrants, options and shares issuable pursuant to convertible securities for all periods reflect the Company’s 1-for-75 reverse stock split, which was effective February 6, 2013.

Liquidity and Going Concern Issues	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Going Concern Disclosure [Abstract]
Liquidity and Going Concern Issues

Note 2 — Liquidity and Going Concern Issues

The Company’s independent registered public accounting firm’s reports issued on the consolidated financial statements for the year ended December 31, 2012 and 2011 included an explanatory paragraph describing the existence of conditions that raise substantial doubt about the Company’s ability to continue as a going concern, including continued operating losses and the potential inability to pay currently due debts. The Company has incurred a net loss from continuing operations consistently over the last 2 years. The net loss for the first quarter of 2013 was $936,298. The Company has incurred annual net losses from its continuing operations of $4,747,387 in 2012 and $5,332,866 in 2011, and has an accumulated deficit of $27,082,603 as of March 31, 2013. The Company’s ongoing losses have had a significant negative impact on the Company’s financial position and liquidity.

With the sale of assets relating to the Company’s Tactical Display Group business (the “TDG Assets”) on June 15, 2012 and subsequent debt repayments, the Company was for a period no longer in default under the various covenants then contained in its agreements with its Convertible, Senior Secured Term loan lender and with its bank which provided Lines of Credit under a secured revolving loan agreement. This asset sale, debt repayments and other debt deferrals improved the working capital position of the Company. However due to its continued operating losses and the transition of its business away from its former military related product sales, it expects to see a further increase in its working capital deficiency until new technology and commercial products, as well as new waveguide defense related products are developed.

The Company has not been in compliance with its minimum cash covenant as contained in its agreements with its Convertible, Senior Secured Term loan lender. Additionally the Company has not been making its required monthly principal and interest payments and was behind $309,562 and $23,862, respectively as of March 31, 2013. The Company is attempting to negotiate a waiver and a rescheduling of its required principal payments, but to date the senior lender has not issued such waivers or entered into a forbearance agreement, under which they would agree to forbear from enforcing their remedies against the Company. As such the lender is currently able to exercise its remedies under the loan agreement, including acceleration of the amounts due them and foreclosure and sale of the collateral held by them, which comprises substantially all of the Company’s assets.

The Company’s cash requirements are primarily for funding operating losses, working capital, research, principal and interest payments on debt obligations, and capital expenditures. Historically, the Company has met these cash needs by borrowings under notes, sales of convertible debt, the sales of equity securities and the sale of assets. There can be no assurance that the Company will be able to borrow or sell securities in the future, which raises substantial doubt about the ability of the Company to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets carrying amounts or the amount of and classification of liabilities that may result should the Company be unable to continue as a going concern.

As part of the Company’s search for additional capital, on March 21, 2013, the Company issued a secured convertible debenture in the amount of $800,000. The debenture bears interest at a rate of 16% per year, payable quarterly in cash or shares of common stock at our option. Commencing on February 1, 2014, we will be required to redeem a certain amount under the debenture on a periodic basis in an amount equal to $200,000 on each of February 1, 2014, May 1, 2014 and August 1, 2014 and $50,000 on each of August 1, 2015, August 1, 2016, August 1, 2017 and March 21, 2018, until the debenture’s maturity date of March 21, 2018.

Management of the Company is currently pursuing a financing to raise the additional capital needed to continue planned operations. In the event that the Company is unable to complete a sufficient public offering in a timely manner, the Company would need to pursue other financing alternatives during 2013, which could include a private financing, bridge financing or collaboration agreements. The Company may not be able to obtain financing on acceptable terms, or at all, and the Company may not be able to enter into additional collaborative arrangements. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. Arrangements with collaborators or others may require the Company to relinquish rights to certain of its technologies or product candidates. If the Company is unable to obtain funding, the Company could be forced to delay, reduce or eliminate its research and development programs or future commercialization efforts, which could adversely affect its business prospects.

Note 3 —Going Concern Issues

The Company’s independent registered public accounting firm’s reports issued on the consolidated financial statements for the year ended December 31, 2012 and 2011 included an explanatory paragraph describing the existence of conditions that raise substantial doubt about the Company’s ability to continue as a going concern, including continued operating losses and the potential inability to pay currently due debts. The Company has incurred a net loss from continuing operations consistently over the last 2 years. The Company has incurred annual net losses from its continuing operations of $4,747,387 in 2012 and $5,332,866 in 2011, and has an accumulated deficit of $26,146,304 as of December 31, 2012. The Company’s ongoing losses have had a significant negative impact on the Company’s financial position and liquidity.

With the sale of assets relating to the Company’s Tactical Display Group business (the “TDG Assets”) and subsequent debt repayments, the Company was for a period no longer in default under the various covenants then contained in its agreements with its Convertible, Senior Secured Term loan lender and with its bank which provided Lines of Credit under a secured revolving loan agreement. This asset sale, debt repayments and other debt deferrals have improved the working capital position of the Company, reducing the Company’s working capital deficiency to $(3,940,974) as of December 31, 2012 compared to $(6,052,282) as of December 31, 2011. However due to its continued operating losses and the transition of its business away from existing military related product sales, it expects to see a further increase in its working capital deficiency until new technology and commercial products are developed.

The Company is not in compliance with its minimum cash covenant as contained in its agreements with its Convertible, Senior Secured Term loan lender. Additionally the Company has not been making its required monthly principal payments and was $154,781 behind as of December 31, 2012. The Company is attempting to negotiate a waiver and a rescheduling of its required principal payments, but to date the senior lender has not issued such waivers or entered into a forbearance agreement, under which they would agree to forbear from enforcing their remedies against the Company. As such the lender is currently able to exercise their remedies under the loan agreement, including acceleration of the amounts due them and foreclosure and sale of the collateral held by them, which comprises substantially all of the Company’s assets.

The Company’s cash requirements are primarily for funding operating losses, working capital, research, principal and interest payments on debt obligations, and capital expenditures. Historically, these cash needs have been met by borrowings of notes, sales of convertible debt and the sales of equity securities. There can be no assurance that the Company will be able to borrow or sell securities in the future, which raises substantial doubt about the ability of the Company to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets carrying amounts or the amount of and classification of liabilities that may result should the Company be unable to continue as a going concern.

Management of the Company is currently pursuing a financing to raise the additional capital needed to continue planned operations. In the event that the Company is unable to complete a sufficient public offering in a timely manner, the Company would need to pursue other financing alternatives during 2013, which could include a private financing, bridge financing or collaboration agreements. The Company may not be able to obtain financing on acceptable terms, or at all, and the Company may not be able to enter into additional collaborative arrangements. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. Arrangements with collaborators or others may require the Company to relinquish rights to certain of its technologies or product candidates. If the Company is unable to obtain funding, the Company could be forced to delay, reduce or eliminate its research and development programs or future commercialization efforts, which could adversely affect its business prospects.

Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

Note 3 — Discontinued Operations

In an effort to improve working capital, cure debt defaults and pay down debts, on June 15, 2012, the Company entered into an Asset Purchase Agreement (the “Agreement”) between the Company and TDG Acquisition Company, LLC, a Delaware limited liability company (“TDG”). Pursuant to the Agreement, the Company sold and licensed those of its assets (including equipment, tooling, certain patents and trademarks) (the “TDG Assets”) that comprised its tactical defense group, which engaged in the business of selling and licensing products and providing services, directly and indirectly, to military, defense and security organizations (the “Business”). The sale of the TDG Assets included sale of the Company’s proprietary Tac-Eye displays and its night vision electronics and optics module products. The Company received a worldwide, royalty free, assignable grant-back license to all the patents and other intellectual property sold to TDG, for use in the manufacture and sale of products other than in the military, defense and security markets. The Company retained the right to sell goods and services to other end user consumers, and to TDG and TDG and the Company jointly received the right to sell goods and services into all markets other than the military, defense and security markets and the consumer market. Under the Agreement, TDG is allowed to sell its goods and services in all markets other than the consumer market or to end users. Also pursuant to the Agreement, the Company and TDG entered into a Vuzix Authorized Reseller Agreement, pursuant to which TDG is authorized as the exclusive reseller of the Company’s current and future products to military, defense and security organizations, unless TDG elects to have the Company make such sales directly.

The purchase price paid to the Company by TDG consists of two components: $8,345,793 net of adjustments, which was paid at closing, and up to an additional $2.5 million, which will be received only if TDG achieves certain quarterly and annual revenue targets from sales of goods and services to military, defense and security organizations. The purchase price was determined by arm’s length negotiations between the parties. We recorded a gain of $5,837,607 from the asset sale.

In accordance with ASC 205-20, the sale of the TDG Assets has been accounted for as discontinued operation. Accordingly, the operating results of the TDG Assets for the three months ended March 31, 2013 and 2012 have been reclassified as discontinued operations on the unaudited Consolidated Statement of Operations. Below is a summary of these results:

	For Three Months
	Ended March 31,
	2013	2012
	(Unaudited)	(Unaudited)

Sales of Products	$—	$1,387,337
Sales of Engineering Services	—	354,014

Total Sales	—	1,741,351

Total Cost of Sales	—	986,869

Gross Profit	—	754,482

Operating Expenses:
Research and Development	—	163,921
Selling and Marketing	—	98,006
General and Administrative	—	—
Depreciation and Amortization	—	—
Interest Expense on Senior Debt*	—	206,470
Amortization Senior Debt Discount*	—	62,976

Income from Discontinued Operations	—	223,109

Gain (Loss) on Disposal of Discontinued Operations	—	—
Provision (Benefit) for Income Taxes	—	—

Net Income from Discontinued Operations	—	223,109

Basic Income per Share	$—	$0.063
Diluted Income per Share	$—	$0.063
Weighted-average Shares Outstanding
Basic and Diluted	3,536,865	3,536,865

* Amounts reported represent the interest expense and the amortization of the discount on the Senior Term debt that was required to be repaid from the proceeds of the TDG Asset sale.

Note 4 — Discontinued Operations

In an effort to improve working capital, cure debt defaults and pay down debts, on June 15, 2012, the Company sold and licensed those of its assets (including equipment, tooling, certain patents and trademarks) (the “TDG Assets”) that comprised its tactical defense group, which engaged in the business of selling and licensing products and providing services, directly and indirectly, to military, defense and security organizations (the “Business”). We recorded a gain of $5,837,607 from the asset sale.

In accordance with ASC 205-20, the sale of the TDG Assets have been accounted for as discontinued operation. Accordingly, the operating results of the TDG Assets for the years ended December 31, 2012 and 2011 have been reclassified as discontinued operations on the Consolidated Statement of Operations. Below is a summary of these results:

	For Years
	Ended December 31,
	2012	2011

Sales of Products	$1,768,754	$7,350,614
Sales of Engineering Services	358,921	878,019

Total Sales	2,127,675	8,228,633

Total Cost of Sales	1,273,907	4,699,546

Gross Profit	853,768	3,529,087

Operating Expenses:
Research and Development	295,138	781,386
Selling and Marketing	200,378	444,407
General and Administrative	—	—
Depreciation and Amortization	—	—
Interest Expense on Senior Debt*	353,584	597,415
Amortization Senior Debt Discount*	752,248	252,594

Income (Loss) from Discontinued Operations	(747,580)	1,453,285

Gain (Loss) on Disposal of Discontinued Operations	5,837,607	—
Provision (Benefit) for Income Taxes (Note 19)	19,800	—
	5,817,807	—

Net Income (Loss) from Discontinued Operations	$5,070,227	$1,453,285

Basic Income (Loss) per Share	$1.43	$0.41
Diluted Income (Loss) per Share	$1.43	$0.41
Weighted-average Shares Outstanding Basic (Note 6)	3,536,865	3,518,333
Weighted-average Shares Outstanding Diluted (Note 6)	3,651,100	4,193,282

* Amounts reported represent the interest expense and the amortization of the discount on the Senior Term debt that was required to be repaid from the proceeds of the TDG Asset sale.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies

Note 2 — Summary of Significant Accounting Policies

Operations

Vuzix Corporation (the Company) was formed in 1997 under the laws of the State of Delaware and maintains its corporate offices in Rochester, New York. The Company is engaged in the design, manufacture, marketing and sale of devices that are worn like eyeglasses and which feature built-in video screens that enable the user to view video and digital content, such as movies, computer data, the Internet or video games. Our products (known commercially as “Video Eyewear”) are used to view high resolution video and digital information from portable devices, such as cell phones, portable media players, gaming systems and laptop computers and from personal computers. Our products provide the user with a virtual viewing experience that emulates viewing a large screen television or desktop computer monitor practically anywhere, anytime.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Vuzix Europe and Vuzix Finland, OY. All significant inter-company transactions have been eliminated.

Segment Data, Geographic Information and Significant Customers

The Company is not organized by market and is managed and operated as one business. A single management team that reports to the chief operating decision maker comprehensively manages the entire business. The Company does not operate any material separate lines of business or separate business entities. Accordingly, the Company does not accumulate discrete information, other than product revenue and material costs, with respect to separate product lines and does not have separately reportable segments as defined by FASB ASC Topic 280, “Disclosures about Segments of an Enterprise and Related Information,”

Shipments to customers outside of the United States approximated 27% and 16% of sales in 2012 and 2011, respectively. No single international country represented more than 10% of revenues. The Company does not maintain significant amounts of long-lived assets outside of the United States other than tooling held by its third party manufacturers, primarily in China.

The Company has at times had a concentration of sales to the U.S. government, the majority of which was reported as discontinued operations and they amounted to approximately 11% and 21% of sales in 2012 and 2011, respectively. Accounts receivable from the U.S. government accounted for -0-% and 17% of accounts receivable at 2012 and 2011, respectively. Another customer, who is also a minority stockholder, represented 10% and 22% of our total revenues, all of which was reported as sales from discontinued operations in 2012 and 2011, respectively.

Foreign Currency Translation

The U.S. dollar is the functional currency of the Company’s foreign subsidiary. Monetary assets and liabilities are re-measured at year-end exchange rates. Non-monetary assets and liabilities are re-measured at historical rates. Revenues, expenses, gains and losses are re-measured using the rates on which those elements were recognized during the period.

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at year end and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Concentration of Credit Risk

The Company performs ongoing credit evaluations of its customers’ financial condition and maintains an allowance for uncollectible accounts receivable based upon the expected collectability of all accounts receivable.

Cash and Cash Equivalents

The Company’s cash received is applied against its revolving line of credit on a periodic basis based on projected monthly cash flows, reducing interest expense. Cash and cash equivalents can include highly liquid investments with original maturities of three months or less.

Fair Value of Financial Instruments

The Company’s financial instruments primarily consists of cash and cash equivalents, accounts receivable, inventories, prepaid expenses and other assets, accounts payable, lines of credit, current portion of long-term debt and capital leases, customer deposits, accrued expenses, and income taxes payable.

As of the consolidated balance sheet date, the estimated fair values of the financial instruments were not materially different from their carrying values as presented due to the short maturities of these instruments and that the interest rates on the borrowing approximate those that would have been available for loans for similar remaining maturity and risk profiles at respective year ends.

Allowance for Doubtful Accounts

The Company establishes an allowance for uncollectible trade accounts receivable based on the age of outstanding invoices and management’s evaluation of collectability of outstanding balances. These provisions are established when the aging of outstanding amounts exceeds allowable terms and are re-evaluated at each quarter end for adequacy. In determining the adequacy of the provision, the Company considers known uncollectible or at risk receivables.

Provision for Future Warranty Costs

Warranty costs are accrued, to the extent that they are not recoverable from third party manufacturers, for the estimated cost to repair or replace products for the balance of the warranty periods. The Company’s products are covered by standard warranty plans that extend normally 12 months to 24 months from the date of product shipment. The Company provides for the costs of expected future warranty claims at the time of product shipment or over-builds to cover replacements. The adequacy of the provision is assessed at each quarter end and is based on historical experience of warranty claims and costs.

Inventories

Inventories are valued at the lower of cost, or market using the first-in, first-out method. The Company does include direct overhead costs in its inventory valuation costing. The Company records provisions for excess, obsolete or slow moving inventory based on changes in customer demand, technology developments or other economic factors. The Company’s products have product life cycles that range on average from two to three years currently. At both the product introduction and product discontinuation stage, there is a higher degree of risk of inventory obsolescence. The provision for obsolete and excess inventory is evaluated for adequacy at each quarter end. The estimate of the provision for obsolete and excess inventory is partially based on expected future product sales, which are difficult to forecast for certain products.

Revenue Recognition

The Company recognizes revenue from product sales in accordance with FASB ASC Topic 605 “Revenue Recognition”. Product sales represent the majority of the Company’s revenue. The Company recognizes revenue from these product sales when persuasive evidence of an arrangement exists, delivery has occurred or services have been provided, the sale price is fixed or determinable, and collectability is reasonably assured. Additionally, the Company sells its products on terms which transfer title and risk of loss at a specified location, typically shipping point. Accordingly, revenue recognition from product sales occurs when all factors are met, including transfer of title and risk of loss, which typically occurs upon shipment by the Company. If these conditions are not met, the Company will defer revenue recognition until such time as these conditions have been satisfied. The Company collects and remits sales taxes in certain jurisdictions and reports revenue net of any associated sales taxes. The Company also sells certain products through distributors who are granted limited rights of return for stock balancing against purchases made within a prior 90 day period, including price adjustments downwards that the Company implements on any existing inventory. The provision for product returns and price adjustments is assessed for adequacy both at the time of sale and at each quarter end and is based on recent historical experience and known customer claims.

Revenue from any engineering consulting and other services is recognized at the time the services are rendered. The Company accounts for its longer-term development contracts, which to date have all been firm fixed-priced contracts, on the percentage-of-completion method, whereby income is recognized as work on contracts progresses, but estimated losses on contracts in progress are charged to operations immediately. The percentage-of-completion is determined using the cost-to-cost method. Amounts are generally billed on a monthly basis. To date all such contracts have been less than one calendar year in duration.

Tooling and Equipment

Tooling and equipment are stated at cost. Depreciation of tooling and equipment is provided for using the straight-line method over the following estimated useful lives:

Computers and Software	3 years
Manufacturing Equipment	5 years
Tooling	3 years
Furniture and Equipment	5 years

Repairs and maintenance costs are expensed as incurred. Asset betterments are capitalized.

Patents and Trademarks

The Company capitalizes the costs of obtaining its patents and registration of Trademarks. Such costs are accumulated and capitalized during the filing periods, which can take several years to complete. Successful applications that result in the granting of a patent or trademark are then amortized over 15 years on a straight-line basis. Unsuccessful applications are written off and expensed in the fiscal period where the application is abandoned or discontinued.

Long-Lived Assets

The Company regularly assesses all of its long-lived assets for impairment when events or circumstances indicate their carrying amounts may not be recoverable, in accordance with FASB ASC Topic 360-10, “Accounting for the Impairment or Disposal of Long-Lived Assets.” In 2012, an impairment charge of $64,703 was recorded related to abandoned patents and trademarks. In 2011, an impairment charge of $35,265 was recorded related to abandoned patents and trademarks.

Research and Development

Research and development costs, are expensed as incurred consistent with the guidance of FASB ASC Topic 730, “Research and Development,” and include employee related costs, office expenses, third party design and engineering services, and new product prototyping costs.

Shipping and Handling Costs

Amounts charged to customers and costs incurred by the Company related to shipping and handling are included in net sales and cost of goods sold, respectively, in accordance with FASB ASC Topic 605-45, “Revenue Recognition – Principal Agent Consideration”, “Accounting for Shipping and Handling Fees and Costs.”

Advertising

Advertising costs are expensed as incurred and recorded in “Selling and Marketing” in the Consolidated Statements of Operations. Advertising expense for the years ended December 31, 2012 and 2011 amounted to $253,815 and $513,683, respectively. These amounts are inclusive of $4,500 in 2012 and $11,268 in 2011 that are included in Discontinued Operations.

Income Taxes

The Company accounts for income taxes in accordance with FASB ASC Topic 740-10, “Income Taxes.” Accordingly, the Company provides deferred income tax assets and liabilities based on the estimated future tax effects of differences between the financial and tax bases of assets and liabilities based on currently enacted tax laws. A valuation allowance is established for deferred tax assets in amounts for which realization is not considered more likely than not to occur.

The Company reports any interest and penalties accrued relating to uncertain income tax positions as a component of the income tax provision.

Earnings Per Share

Basic earnings per share is computed by dividing the net (loss) income less accrued dividends on the Series C preferred stock by the weighted average number of common shares outstanding for the period. Diluted earnings per share calculations reflect the assumed exercise of all dilutive employee stock options applying the treasury stock method promulgated by FASB ASC Topic 260, “Earnings Per Share” and the conversion of any outstanding convertible preferred shares or notes payable that are-in-the-money, applying the as-if-converted method. However, the assumed exercise of stock options and warrants and the conversion of preferred shares or convertible notes payable are anti-dilutive, therefore basic and diluted earnings per share are not the same for all periods.

Stock-Based Employee Compensation

The Company accounts for share-based compensation to employees and directors in accordance with FASB ASC Topic 718 “Compensation Stock Expense,” which requires that compensation expense be recognized in the consolidated financial statements for share-based awards based on the grant-date fair value of those awards. In all cases the Company used the fair market value of our common stock on the date of each option grant was determined based on last most recent cash sale of common stock in an arm’s length transaction with an unrelated third party when we were private and since the Company became public in January 2010, our market price on the TSX Venture Exchange. Stock-based compensation expense includes an estimate of forfeitures and is recognized over the requisite service periods of the awards on a straight-line or graded vesting basis, which is generally commensurate with the vesting term. As a result of the adoption of FASB ASC Topic 718, stock-based compensation expense associated with stock option grants for the years ending December 31, 2012 and 2011 was $172,233 and $298,664, respectively.

The Company issues new shares upon stock option exercises. Please refer to Note 22, Stock Option Plans, for further information.

Fair Value Measurements

The Company has adopted the provisions of FASB ASC Topic 820, “Fair Value Measurements and Disclosures as of January 1, 2008 for financial instruments. This standard defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC 820 permits an entity to measure certain financial assets and financial liabilities at fair value withchanges in fair value recognized in earnings each period.

ASC 820 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value. Level 1 inputs are quoted prices in active markets for identical assets or liabilities. Level 2 inputs are inputs other than quoted prices included in Level 1 that are directly or indirectly observable for the asset or liability. Such inputs include quoted prices in active markets for similar assets and liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, or inputs derived principally from or corroborated by observable market data by correlation or other means. Level 3 inputs are unobservable inputs for the asset or liability. Such inputs are used to measure fair value when observable inputs are not available.

Reclassifications

Certain prior year amounts have been reclassified to conform to current year presentation.

Recent Accounting Pronouncements

FASB Accounting Standards Update 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS," was issued in May 2011 to be effective for fiscal years beginning after December 15, 2011. The update changes the wording for certain measurement and disclosure requirements relating to fair value determinations under U.S. GAAP in order to make them more consistent with International Financial Reporting Standards (IFRS). While many of the modifications are not expected to change the application of U.S. GAAP, additional disclosure requirements relating to the use of Level 3 inputs in determining fair value will apply in the future if applicable to the Company.

In December 2011, the FASB issued new guidance which requires enhanced disclosures on offsetting amounts within the balance sheet, including disclosing gross and net information about instruments and transactions eligible for offset or subject to a master netting or similar agreement. The guidance is effective for the company beginning January 1, 2013 and is to be applied retrospectively. The adoption of this guidance, which is related to disclosure only, will not have an impact on the company’s consolidated financial position, results of operations or cash flows.

There are no other recent accounting pronouncements that are expected to have a material impact on the condensed consolidated financial statements.

Earnings (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings (Loss) Per Share
Earnings (Loss) Per Share

Note 4 – Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing net income or loss by the weighted average number of common shares outstanding for the period. Diluted Earnings per share reflects the potential dilution from the assumed exercise of stock options and warrants and the conversion of debt. During periods of net loss, all common stock equivalents are excluded from the diluted EPS calculation because they are antidilutive. Had the Company reported net income for the three months ended March 31, 2013, a total of 1,329,333 shares would have been excluded from these diluted calculations as they would be anti-dilutive.

Note 6 — Net Earnings (Loss) Per Share (EPS)

ASC 260-10 “Earnings Per Share” requires the Company to calculate its net income (loss) per share based on basic and diluted net income (loss) per share, as defined. Basic EPS excludes dilution and is computed by dividing net income (loss) by the weighted average number of shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. The dilutive effect of outstanding options and warrants issued by the Company, are reflected in diluted EPS using the treasury stock method. Under the treasury stock method, options and warrants will generally have a dilutive effect when the average market price of common stock during the period exceeds their exercise price. The dilutive effect of outstanding convertible debt issued by the Company is reflected in diluted EPS using the if-converted method. For periods of net loss, basic and diluted EPS are the same as the assumed exercise of stock options and warrants and the conversion of convertible debt are anti-dilutive.

	Year Ended December 31,
	2012	2011

Net (Loss) from Continuing Operations (A)	$(4,747,387)	$(5,332,866)

Net Income (Loss) (B)	$322,840	$(3,879,581)
Add - Interest savings from converted debt	114,537	—
Adjusted Diluted Net Income (Loss) (F)	$437,377	$(3,879,581)

Weighted Average Shares Outstanding:
Weighted average basic shares outstanding (C)	3,536,865	3,518,333
Dilutive effect of options and warrants	31,354	65,910
Dilutive effect of convertible debt	82,881	609,039

Weighted Average Dilutive Shares Outstanding (D)	3,651,100	4,193,282

Earnings (Loss) Per Share From Continuing Operations
Basic (A/C)	$(1.34)	$(1.52)
Diluted (1) (2)	$(1.34)	$(1.52)

Earnings (Loss) Per Share
Basic (B/C)	$0.09	$(1.10)
Diluted (F/D) (1)	$0.09	$(1.10)

(1)	Due to net loss for period, dilutive loss per share is the same as basic .
(2)	Due to the antidilutive impact of the convertible debt under the if-converted method, the diluted earnings per share is the same as basic.

Inventories, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories, Net

Note 5 — Inventories, Net

Inventories are stated at the lower of cost (determined on the first-in, first-out or specific identification method) or market and consisted of the following as at March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012

Purchased Parts and Components	$934,828	$945,550
Work in Process	46,260	46,259
Finished Goods	231,593	259,112
Less: Reserve for Obsolescence	(563,740)	(563,740)

Net	$648,941	$687,181

Note 8 — Inventories, Net

Inventories consisted of the following:

	December 31, 2012	December, 31, 2011

Purchased Parts and Components	$945,550	$2,085,616
Work in Process	46,259	313,601
Finished Goods	259,112	714,944
Less: Reserve for Obsolescence	(563,740)	(574,440)

Net	$687,181	$2,539,721

Deferred Offering Costs	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Deferred Offering Costs Disclosure [Abstract]
Deferred Offering Costs Disclosure

Note 6 — Deferred Offering Costs

Deferred offering costs consist principally of legal, accounting and underwriters’ fees incurred through to March 31, 2013 that are related to a proposed offering and that will be charged to capital upon the completion of the proposed offering or charged to expense if the proposed offering is not completed.

	Professional and Agents’ fees Paid	Professional and Agents’ fees Accrued	Total
December 31, 2012	$57,500	$142,071	$199,571
Additions	22,590	20,479	43,069

March 31, 2013	$80,090	$162,550	$242,640

Note 9 — Deferred Offering Costs

Deferred offering costs consist principally of legal, accounting and underwriters’ fees incurred through to December 31, 2012 that are related to a Proposed Offering and that will be charged to capital upon the completion of the Proposed Offering or charged to expense if the Proposed Offering is not completed.

	December 31, 2012	December 31, 2011

Professional and agents’ fees paid	$57,500	$—
Professional and agents’ fees included Accrued Expenses	142,071	—

Total	$199,571	$—

Gain on Asset Disposal	12 Months Ended
Dec. 31, 2012
Gain (Loss) On Disposition Of Assets [Abstract]
Gain on Disposal of Discontinued Operations

Note 5 — Gain on Asset Disposal

In an effort to improve working capital, cure debt defaults and pay down debts, on June 15, 2012, the Company entered into an Asset Purchase Agreement (the “Agreement”) between the Company and TDG Acquisition Company, LLC, a Delaware limited liability company (“TDG”). Pursuant to the Agreement, the Company sold and licensed those of its assets (including equipment, tooling, certain patents and trademarks) (the “TDG Assets”) that comprised its tactical defense group, which engaged in the business of selling and licensing products and providing services, directly and indirectly, to military, defense and security organizations (the “Business”). The Business included sale of the Company’s proprietary Tac-Eye displays and its night vision electronics and optics module products. The Company received a worldwide, royalty free, assignable grant-back license to all the patents and other intellectual property sold to TDG, for use in the manufacture and sale of products other than in the military, defense and security markets. The Company retained the right to sell goods and services to other end user consumers, and to TDG and TDG and the Company jointly received the right to sell goods and services into all markets other than the military, defense and security markets and the consumer market. Each party agreed to refer to the other, business opportunities for the sale of products and services in its markets. Also pursuant to the Agreement, the Company and TDG entered into a Vuzix Authorized Reseller Agreement, pursuant to which TDG is authorized as the exclusive reseller of the Company’s current and future products to military, defense and security organizations, unless TDG elects to have the Company make such sales directly.

The purchase price paid to the Company by TDG consists of two components: $8,345,793 net of adjustments, which was paid at closing, and up to an additional $2.5 million, which will be received only if TDG achieves certain quarterly and annual revenue targets from sales of goods and services to military, defense and security organizations. The purchase price was determined by arm’s length negotiations between the parties.

The following represents the major components of the reported gain on sale:

Net Sales Price	$8,345,793
Less:
Professional Fees on Sale of Assets	(825,596)
Accounts Receivable Sold	(299,599)
Inventories Sold	(1,135,042)
Tooling & Equipment Sold	(120,832)
Patents and Trademarks Sold	(113,117)
Federal Income Tax	(19,800)
Sales Taxes on Asset Sale	(14,000)

Net Gain on Sale of Asset	$5,817,807

Bank Lines of Credit	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Line Of Credit Facility [Abstract]
Lines Of Credit

Note 7 – Bank Lines of Credit

The Company has available a $112,500 line of credit with interest payable at the bank’s prime rate plus 1%. The line is unsecured and personally guaranteed by an officer of the Company. The outstanding balance on the line of credit amounted to $112,500 as of March 31, 2013 and December 31, 2012.

Note 12 — Lines of Credit

The Company had available a $112,500 line of credit with interest payable at the bank’s prime rate plus 1%. The line is unsecured and personally guaranteed by an officer of the Company. The outstanding balance on this line of credit amounted to $112,500 and $-0- at December 31, 2012 and 2011, respectively.

 The Company entered into an agreement with a bank for a $2 million credit facility to support its ongoing working capital needs. The credit facility was an accounts receivable formula based line of credit. The Bank had been granted a first position security interest in all of Company’s current and future assets, with the exception of Intellectual Property in which its position is second to the lien of the holder of the Senior Loan described in Note 17. All other secured debt is subordinate to the Bank facility.

The Company was in default under this loan facility on December 31, 2011, whose balance was $652,081 at December 31, 2011, and carried an effective interest rate of 9.5%.

However due to the sale of the TDG Assets, and because the Company was not in compliance with its EBITDA covenants under its loan agreement with the bank as of December 31, 2011 and through to June 15, 2012, the Company was required to pay off and close the line as part of the TDG Asset sale transaction.

Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes Payable [Abstract]
Notes Payable Disclosure

Note 8 – Notes Payable

Notes payable represent promissory notes payable by the Company.

	March 31, 2013	December 31, 2012

Note payable to officers and shareholders of the Company. Principal along with accrued interest is due and payable on March 31, 2013. The notes bear interest at 18.5% and secured by all the assets of the Company.	$316,042	$165,738
Note payable secured by all the assets of Company and the guarantee of its President and CEO. The effective interest rate is 31%. The note is to be repaid in 12 blended monthly payments of $5,645.	35,361	46,737
Note payable to an officer of the Company due on December 31, 2013. The note bears interest at 7.49% and monthly principal payments of $2,691 plus accrued interest are required. The note is secured by all the assets of the Company.	37,663	45,734

	$389,066	$258,209

Note 13 — Notes Payable

Notes payable represent promissory notes payable by the Company.

Note payables to officers and shareholders of the Company. Principal along with accrued interest is due and payable on March 31, 2013. The notes bear interest at 18.5% and secured by all the assets of the Company.	$165,738
Note payable secured by all the assets of Company and the guarantee of its President and CEO. The effective interest rate is 31%. The note is to be repaid in 12 blended monthly payments of $5,645.	46,737
Note payable to an officer of the Company due on December 31, 2013. The note bears interest at 7.49% and monthly principal payments of $2,691 plus accrued interest are required.	45,734
Total Notes Payable outstanding as of December 31, 2012	$258,209

There were no short-term notes payable outstanding as of December 31, 2011.

Accounts Receivable, Net	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure

Note 7 — Accounts Receivable, Net

Accounts receivable consisted of the following:

	December 31, 2012	December 31, 2011

Accounts Receivable	$170,600	$1,078,084
Less: Allowance for Doubtful Accounts	—	—

Net	$170,600	$1,078,084

Customer Deposits	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Deposits, By Customer, Alternative [Abstract]
Customer Deposits

Note 9 — Customer Deposits

Customer deposits represent advance payments made by customers when they place orders for products. These deposits range from 20 to 100% of the total order amount. These deposits are credited to the customer against product deliveries or at the completion of their order.

Note 14 — Customer Deposits

Customer deposits represents money the Company received in advance of providing a product or engineering services to a customer. Such deposits are short term in nature as the Company delivers the product or engineering services to the customer before the end of its next annual fiscal period. These deposits are credited to the customer against product deliveries or at the completion of their order.

Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued Expenses

Note 10 — Accrued Expenses

Accrued expenses consisted of the following:

	March 31, 2013	December 31, 2012

Accrued Wages and Related Costs	$29,501	$31,197
Accrued Compensation	260,745	181,322
Accrued Professional Services	113,077	181,227
Accrued Warranty Obligations	65,253	93,788
Accrued Product Costs	97,900	—
Other Accrued Expenses	40,938	32,138

Total	$607,414	$519,672

The Company has warranty obligations in connection with the sale of certain of its products. The warranty period for its products is generally one year except in certain European countries where it is two years. The costs incurred to provide for these warranty obligations are estimated and recorded as an accrued liability at the time of sale. The Company estimates its future warranty costs based on product-based historical performance rates and related costs to repair. The changes in the Company’s accrued warranty obligations for the three months ended March 31, 2013 was as follows:

2013

Accrued Warranty Obligations at December 31, 2012	$93,788
Reductions for Settling Warranties	(41,042)
Warranties Issued During Period	12,507

Accrued Warranty Obligations at March 31, 2013	$65,253

Note 15 — Accrued Expenses

Accrued expenses consisted of the following:

	December 31, 2012	December 31, 2011

Accrued Wages and Related Costs	$31,197	$96,375
Accrued Compensation	181,322	—
Accrued Professional Services	181,227	79,500
Accrued Warranty Obligations	93,788	118,611
Other Accrued Expenses	32,138	11,354

Total	$519,672	$305,840

The Company has warranty obligations in connection with the sale of certain of its products. The warranty period for its products is generally one year except in European countries where it is two years. The costs incurred to provide for these warranty obligations are estimated and recorded as an accrued liability at the time of sale. The Company estimates its future warranty costs based on product-based historical performance rates and related costs to repair.

The changes in the Company’s accrued warranty obligations for the years ended December 31, 2012 and 2011 were as follows:

Accrued Warranty Obligations at December 31, 2010	$99,257
Reductions for Settling Warranties	(242,886)
Warranty Issued During Year	262,240

Accrued Warranty Obligations at December 31, 2011	$118,611
Reductions for Settling Warranties	(126,308)
Warranty Issued During Year	101,485
Accrued Warranty Obligations at December 31, 2012	$93,788

Derivative Valuation	3 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Valuation

Note 11 – Derivative Valuation

The Company recognized a derivative liability for the 186,480 warrants issued in connection with the $800,000 convertible senior secured debenture issued on March 21, 2013. It was valued on the respective transaction dates of March 21, 2013 for issuance of the debentures and the period ended March 31, 2013 using a Black-Scholes pricing model. These warrants have a cashless exercise provision effective six months after the issuance date and downside price adjustments for new non-exempt securities issuances within the first six months. In accordance with ASC 815-10-25, we measured the subsequent derivative valuation using a Black-Scholes pricing model on March 31, 2013 and recorded the additional derivative liability relating to the warrants as of that date. See Note 15: Warrants for additional information on the warrants issued. At the end of each quarterly reporting date the values are evaluated and adjusted to current market value. The amount recorded for the derivatives liability as of March 21, 2013 was $621,012 and it was revalued to $635,299 as of March 31, 2013, resulting in a $14,287 loss on the derivative’s valuation for the quarter.

The Company concluded that the Put embedded in the convertible debenture in the event of the Company’s default under the Debenture had such minimal value that it did not record an additional and separate liability for this contingency.

Fair market values of the Company's derivatives as of March 31, 2013 were based on the Black Scholes valuation using the following assumptions:

Warrants
Risk-free interest rate	0.73%
Expected life in years	5.0
Dividend yield	0
Expected volatility	110.28%

Tooling and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment Disclosure

Note 10 — Tooling and Equipment, Net

Tooling and equipment consisted of the following:

	December 31, 2012	December 31, 2011

Tooling and Manufacturing Equipment	$1,685,006	$2,127,816
Computers and Software	615,567	676,196
Furniture and Equipment	763,134	725,055

	$3,063,707	$3,529,067
Less: Accumulated Depreciation	(2,398,740)	(2,567,375)

Net	$664,967	$961,692

Total depreciation expense for tooling and equipment for the years ending December 31, 2012 and 2011 was $409,421 and $400,790, respectively.

Accrued Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Compensation Related Costs [Abstract]
Accrued Compensation

Note 12 — Accrued Compensation

Accrued compensation represents amounts owed to officers of the Company for services rendered that remain outstanding. The principal is not subject to a fixed repayment schedule, and interest on the outstanding balances is payable at 8% per annum, compounding monthly. The unpaid principal amounts are shown as Long-Term Liabilities on the consolidated balance sheet. The respective interest amounts are included in Accrued Interest, under the Long-Term Liabilities.

	Accrued Compensation	Accrued Interest

Balance as at December 31, 2012	$1,010,096	$442,638
Additions 2013	50,000	29,315
Subtractions 2013	—	—
Balance as at March 31, 2013	$1,060,096	$471,953

On March 27, 2013, the Company entered into a deferred compensation deferral and conversion option agreements with two of its officers, which agreements are subject to the closing of the Company’s planned public stock offering by June 30, 2013, and which agreements are effective upon such closing. Pursuant to the deferred compensation and conversion agreements the officers each agreed that the accrued compensation and accrued interest above, will be convertible into shares of the Company’s common stock, at the officers’ option, at a conversion price equal to the offering price of the Company’s proposed public stock offering. In addition, the Company agreed to pay any remaining unconverted amounts beginning April 1, 2014 in equal monthly payments over a maximum of 12 months.

Note 16 — Accrued Compensation

Accrued compensation represents amounts owed to officers of the Company for services rendered that remain outstanding. The principal is not subject to a fixed repayment schedule, and interest on the outstanding balances is payable at 8% per annum, compounding monthly. The respective interest amounts are included in Accrued Interest, under the Long-Term Liabilities. The unpaid principal amounts are shown as Long-Term Liabilities on the consolidated balance sheet

	Accrued Compensation	Accrued Interest

Balance as at December 31, 2010	$645,096	$268,467
Additions 2011	200,000	83,211
Subtractions 2011	(35,000)	(12,355)
Balance as at December 31, 2011	810,096	339,323
Additions 2012	200,000	103,315
Balance as at December 31, 2012	$1,010,096	$442,638

Patents and Trademarks, Net	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure

Note 11 — Patents and Trademarks, Net

	December 31, 2012	December 31, 2011

Patents and Trademarks	$803,687	$1,081,851
Less: Accumulated Amortization	(252,380)	(361,252)

Net	$551,307	$720,599

Total amortization expense for patents and trademarks for the years ending December 31, 2012 and 2011 it was $59,396 and $68,033, respectively. The estimated aggregate annual amortization expense for each of the next five fiscal years is $53,579. We recorded an impairment charge of $64,703 representing cost of $171,868, less accumulated amortization of $107,165 for the year ending December 31, 2012. We recorded an impairment charge of $28,576 representing cost of $39,352, less accumulated amortization of $10,776 in 2011 regarding our abandoned patents and trademarks.

Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Long-Term Debt

Note 13 — Long-Term Debt

Long-term debt consisted of the following:

	March 31, 2013	December 31, 2012

Note payable to an officer of the Company. The principal is not subject to a fixed repayment schedule, bears interest at 8% per annum and is secured by all of the assets of the Company	$209,208	$209,208
Note payable to an officer of the Company. The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013. The loan bears interest at 12% per annum and is secured by a subordinated position in all the assets of the Company.	225,719	225,719
Note payable for research and development equipment. The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months. The note carries a 0% interest, but imputed interest has been accrued based on a 12% discount rate and is reflected as a reduction in the principal.	396,004 (90,678)	396,004 (97,003)
Convertible, Senior Secured Term Debt. The principal is to be repaid over 15 months, with equal payments of principal beginning on October 15, 2013. The loan bears interest at 13.5%, per annum, which is payable monthly on the 15th of each month. The loan is secured by a first security position in all the Intellectual Property assets of the Company and a security interest in all of the other assets of the Company that is subordinate only to the security interest that secures the Company’s working capital loan.	619,122	619,122
Convertible, Senior Secured Term Debenture. The principal is to be repaid on a periodic basis in an amount equal to $200,000 on each of February 1, 2014, May 1, 2014 and August 1, 2014 and $50,000 on each of August 1, 2015, August 1, 2016, August 1, 2017 and March 21, 2018. The debenture bears interest at 16.0%, per annum, which is payable quarterly on February 1, May 1, August 1 and November 1, beginning on August 1, 2013. The loan is secured by a first security position in all the assets of the Company.	800,000	—
Discount related to Warrants issued pursuant to the above Convertible, Senior Term Debenture that was recorded as a derivative liability, net of $3,403 in amortization.	(617,069)	—
Long-term secured deferred trade payable for which the principal and interest is subject to a fixed blended repayment schedule of 24 and 36 months, commencing July 15, 2013. The deferred trade payable bears interest at 12% per annum and is secured by a subordinated position in all the assets of the Company.	1,320,643	1,320,643
Note payable for which the principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013. The loan bears interest at 12% per annum and is secured by a subordinated position in all the assets of the Company.	101,748	101,748

	$2,964,157	$2,775,441
Less: Amount Due Within One Year	(1,283,355)	(1,060,188)

Amount Due After One Year	$1,680,802	$1,715,253

The aggregate maturities for all long-term borrowings as of March 31, 2013 are as follows:

2013	2014	2015	2016	Thereafter	Total
$1,283,355	$971,740	$440,785	$59,069	$209,208	$2,964,157

In connection with the sale of the TDG Assets, certain of the Company’s lenders entered into Loan Modification and Consent agreements pursuant to which each consented to the sale, as required by the loan agreements between the Company and each such lender,and released its security interest in the TDG Assets sold. Pursuant to a Loan Modification and Consent Agreement regarding the Company’s Convertible, Senior Secured Term Debt Loan, which was in default at the time of the sale, the Company paid this Senior Lender $4,450,000 in reduction of the obligations of the Company to the Senior Lender. The obligation of the Company to repay the remaining amount due to the Convertible Senior Secured Term Debt Lender, $619,122 was represented by a new note in that amount. This new note carries an interest rate of 13.5%, to be paid monthly. The principal amount of the note is to be repaid over 15 months, with equal principal payments commencing on October 15, 2012. The Company also agreed to use 40% of any of the earn-out payments received under the TDG Asset Purchase Agreement to reduce the principal of this new note. The Convertible Senior Secured Term Debt agreement contains certain covenants, including the maintenance of minimum cash, cash equivalents, and undrawn availability under any bank working capital line in an aggregate amount of at least 40% of the sum of (i) the outstanding principal amount of the loan and (ii) unpaid interest. The Company has not made any of its required principal payments and since February 2013 stopped making monthly interest payments. It does not intend to make subsequent payments to the lender for at least the next 3 months. As a result the Company is default under its loan agreement with the lender. The Company and the lender are currently attempting to negotiate a waiver or enter into a forbearance agreement, under which the lender would agree to forbear from enforcing its remedies against the Company. As such the lender is currently able to exercise its remedies under their loan agreement, including acceleration of the amounts due and foreclosure and sale of the collateral held by it. Even if the Company receives a waiver or enters into a forbearance agreement, it is uncertain whether the Company will be able to meet the conditions contained in any such waiver or forbearance agreement. Accordingly the entire principal amount of Convertible, Senior Secured Term Debt has been shown as current and due within one year.

Pursuant to the various other Loan Modification and Consent agreements, the Company at the time secured from each secured term note payable holders agreements to defer further payments on their respective Note Payable due from the Company until July 15, 2013 after which the notes are to be repaid in 24 to 36 equal monthly installments. Additionally the Company has agreed to use 15% of any of the earn-out payments received under the TDG Asset Purchase Agreement to reduce such Notes Payable.

Pursuant to its original transaction with the holder of the Senior Secured Term Debt, the Company issued to that lender warrants to purchase up to 533,333 shares of common stock (the “Warrants”), at an exercise price of $7.47 per share, exercisable at any time prior to December 23, 2014. The fair value of these Warrants, $1,010,379 was reflected as a discount against the loan amount, but because of the loan’s restructuring and the early repayment of the principal resulting from the TDG Assets sale, the unamortized discount of $636,678 was fully expensed in the second quarter of 2012. The maximum number of shares of common stock that may be issued pursuant to: (i) the exercise of Warrants; and (ii) the conversion of principal and interest owing under the Loan, may not exceed 620,396 Common Shares. The holder of these Warrants has agreed subject to the closing of the Company’s proposed public stock offering, to exchange the Warrants into the greater of (a) 200,000 shares of the Company’s common stock, or (B) the Black Scholes value of the warrants (calculated using the Bloomberg OV function) as of the date of the pricing of the Company’s proposed public stock offering based upon the per share offering price of the common stock in the Company’s proposed public stock offering. Additional information regarding the exchange agreement may be found in the Form 8-K filed by the Company on April 2, 2013.

On March 21, 2013, the Company entered into a Securities Purchase Agreement with Hillair Capital Management L.P. (Hillair), pursuant to which, on March 21, 2013, the Company issued to Hillair a $800,000 16% secured convertible debenture due March 21, 2018. The debenture bears interest at a rate of 16% per year, payable quarterly in cash or shares of common stock at the Company’s option. Commencing on February 1, 2014, the Company is required to redeem a certain amount under the debenture on a periodic basis in an amount equal to $200,000 on each of February 1, 2014, May 1, 2014 and August 1, 2014 and $50,000 on each of August 1, 2015, August 1, 2016, August 1, 2017 and March 21, 2018, until the debenture’s maturity date of March 21, 2018; which the Company may make in cash or common stock at our option subject to certain conditions. The debenture is convertible into shares of its common stock at a conversion price of $4.29 per share, subject to certain conversion price adjustments for the first six months. In connection with the debenture issuance, the Company also issued to Hillair five-year warrants to purchase 186,480 shares of our common stock at an exercise price of $4.72 per share, which is subject to exercise price adjustments. The warrants have been reflected as a derivative liability on the balance sheet and recorded as a discount against the debenture. See Note 11 for further details. Additional information regarding the debenture may be found in the Form 8-K filed by the Company on March 27, 2013.

Upon closing of the debenture transaction, the Company retained Gentry Capital Advisors LLC (Gentry) as a financial advisor and agreed to pay Gentry a fee of $50,000 over a period of 4 months commencing upon the closing. The Company also issued to Gentry five-year warrants to purchase 20,000 shares of common stock at an exercise price of $4.72 per share, which warrant contained terms substantially similar to the warrants issued to Hillair. The fair value of these warrants was calculated as $66,603 and is reflected in the deferred debenture issuance costs below.

In connections with the issuance of the debenture the company incurred issuance costs which totaled $227,174, inclusive of the financial advisor’s warrant discussed above. These costs will be amortized on a straight-line basis over the five year life of the debenture. Accumulated amortization to March 31, 2013 was $1,244.

On March 27, 2013, the Company entered into several debt conversion agreements representing the $2,476,440 of the long-term debt reflected in table above. Pursuant to the agreements, each lender agreed to convert its outstanding secured promissory note, together with accrued interest thereon into shares of the Company’s common stock, subject to the closing of the Company’s proposed public stock offering by June 30, 2013, at a conversion price equal to the public offering price. Additional information regarding the debt conversion agreements may be found in the Form 8-K filed by the Company on April 2, 2013.

Note 17 — Long-Term Debt

Long-term debt consisted of the following at December 31:

	December 31, 2012	December 31, 2011

Note payable to an officer of the Company. The principal is not subject to a fixed repayment schedule, bears interest at 8% per annum and is secured by all of the assets of the Company	$209,208	$209,208
Note payable to an officer of the Company. The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013. The loan bears interest at 12% per annum and is secured by a subordinated position in all the assets of the Company	225,719	294,319
Note payable for research and development equipment. The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months.	396,004	396,004
The note carries a 0% interest, but imputed interest has been accrued based on a 12% discount rate and is reflected as a reduction in the principal.	(97,003)	(122,305)
Convertible, Senior Secured Term Debt. The principal is subject to a fixed repayment schedule beginning in October through to October 2013, bears interest at 13.5%, per annum, which is due and payable monthly, beginning July 15, 2012. The loan is secured by a first security position in all the assets of the Company. Principal payments in arrears totaled $154,781 as of December 31, 2012	619,122	4,549,520
Unamortized debt discount related Warrants issued pursuant to Senior Term Debt net of $-0- and $252,595 for 2012 and 2011 respectively.	-0-	(752,248)
Long-term secured deferred trade payable for which the principal and interest is subject to a fixed blended repayment schedule of 24 and 36 months, commencing July 15, 2013. The deferred trade payable bears interest at 12% per annum and is secured by a subordinated position in all the assets of the Company.	1,320,643	1,320,643
Note payable for which the principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013. The loan bears interest at 12% per annum and is secured by a subordinated position in all the assets of the Company.	101,748	101,745

	$2,775,441	$5,996,889
Less: Amount Due Within One Year	(1,060,188)	(4,924,838)

Amount Due After One Year	$1,715,253	$1,072,051

The aggregate maturities for all long-term borrowings as of December 31, 2011 are as follows:

2013	2014	2015	2016	Thereafter	Total
$1,060,188	$688,972	$568,335	$457,946	$—	$2,775,441

Aggregate maturities reflect future cash principle payments exclusive of non-cash amortization discount.

On December 23, 2010, the Company issued Convertible, Senior Secured Term Debt in the principal amount of $4,000,000 which accrued interest at a rate of 12% per annum, payable semi-annually commencing June 23, 2011. The Company issued to the Senior Secured Term Debt Lender warrants to purchase up to 533,333 Common Shares (the “Warrants”), at an exercise price of $7.47 per share, at any time prior to December 23, 2014. The fair value of these Warrants, $1,010,379 was reflected as a discount against the loan amount, net of amortization of $-0- in 2012 and $252,595 in 2011. As a result of the TDG Asset Sale on June 15, 2012 and the early repayment of the entire principal, the unamortized discount of $636,678 was fully expensed in the second quarter of 2012.

The maximum number of Common Shares that may be issued pursuant to: (i) the exercise of Warrants; and (ii) the conversion of principal and interest owing under the Loan, shall not exceed 620,236 Common Shares.

Pursuant to the Senior Secured Term Debt transaction, on December 23, 2010, an aggregate amount of $2,320,980 in principal and accrued interest outstanding on certain current Notes Payable and secured deferred trade payables was deferred and added to long-term debt and is included in the above table. Included in these Notes Payable noted above, are Long-term secured deferred trade payables representing amounts owed to two suppliers of the Company for component purchases in 2009 that have been deferred and remain outstanding. The principal amount of $1,746,000 was originally due and payable on January 15, 2011. However as part of the Company’s debt restructuring pursuant to the Senior Secured Term Debt mentioned above, the two suppliers agreed to extend the period of repayment for 24 and 36 months respectively, inclusive of accrued interest, with monthly equal blended payments commencing January 15, 2011. In connection with the sale of the TDG Assets, these lenders entered into Loan Modification and Consent agreements pursuant to which each consented to the sale and released their security interest in the TDG Assets sold. The deferred trade payables totaling $1,320,643 then owed to the two lenders were modified and restructured under which the principal and interest would become subject to a fixed blended repayment schedule of 24 and 36 months, commencing July 15, 2013. These deferred trade payables are secured by all of the assets of the Company and interest on the outstanding balances is payable at 12% per annum. In the event the Company consummates an new equity financing that results in gross proceeds of at least US$10,000,000 then the Company must, subject to regulatory approvals apply not less than 50% of the proceeds from the such equity financings to the prompt payment of the Long-term deferred trade payable.

In connection with the sale of the TDG Assets, certain of the Company’s lenders entered into Loan Modification and Consent agreements pursuant to which each consented to the sale, as required by the loan agreements between the Company and each such lender, and released its security interest in the TDG Assets sold. Pursuant to a Loan Modification and Consent Agreement regarding the Company’s Convertible, Senior Secured Term Debt Loan, which was in default at the time of the sale, the Company paid this Senior Lender $4,450,000 in reduction of the obligations of the Company to the Senior Lender. The obligation of the Company to repay the remaining amount due to the Convertible Senior Secured Term Debt Lender, $619,122 was represented by a new note in that amount. This new note carries an interest rate of 13.5%, to be paid monthly. The principal amount of the note is to be repaid over 15 months, with equal principal payments commencing on October 15, 2012. The Company also agreed to use 40% of any of the earn-out payments received under the TDG Asset Purchase Agreement to reduce the principal of this new note. The Convertible Senior Secured Term Debt agreement contains certain covenants, including the maintenance of minimum cash, cash equivalents, and undrawn availability under any bank working capital line in an aggregate amount of at least 40% of the sum of (i) the outstanding principal amount of the loan and (ii) unpaid interest.

The Company has not made any of its required principal payment and was a total of $154,781 in arrears as of December 31, 2012 and was not in compliance with its minimum cash covenant under its loan agreement. As a result the Company is default under its loan agreement with the lender and the interest rate on this loan is now 18.5% until the default is cured. The Company and the lender are currently attempting to negotiate a waiver or have them enter into a forbearance agreement, under which they would agree to forbear from enforcing their remedies against the Company, but they have not agreed to do so at this time. As such the lender is currently able to exercise its remedies under the loan agreement, including acceleration of the amounts due and foreclosure and sale of the collateral held by it. Even if the Company receives a waiver or enters into a forbearance agreement, it is uncertain whether the Company will be able to meet the conditions contained in any such waiver or forbearance agreement. Accordingly the entire principal amount of Convertible, Senior Secured Term Debt has been shown as current and due within one year.

Pursuant to the various other Loan Modification and Consent agreements, the Company in connection with the sale of the TDG Assets made payments totaling $200,000 in reduction of the obligations owed to certain Notes Payable holders. Each such secured note holders agreed to defer further payments on its Note Payable due from the Company until July 15, 2013 after which the notes are to be repaid in 24 to 36 equal monthly installments. Additionally the Company has agreed to use 15% of any of the earn-out payments received under the TDG Asset Purchase Agreement to reduce such Notes Payable.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

Note 14 — Income Taxes

The Company’s effective income tax rate is a combination of federal, state and foreign tax rates and differs from the U.S. statutory rate due to taxes on foreign income, permanent differences including tax-exempt interest, and the resolution of tax uncertainties, offset by a valuation allowance against U.S. deferred income tax assets.

At December 31, 2012, the Company had unrecognized tax benefits totaling $5,151,000, which would have a favorable impact on the Company’s provision (benefit), if recognized.

In the three months ended March 31, 2013 and 2012, the Company generated federal and state net operating income for income tax purposes before the assumed offset against the Company’s net operating loss carry forwards. These federal and state net operating loss carry forwards total approximately $21,537,000 at March 31, 2013 and begin to expire in 2018, if not utilized. Of the Company’s tax credit carry forwards, $1,399,000 begin to expire in 2017, if not utilized.

Note 19 — Income Taxes

The Company files U.S. federal and U.S. state tax returns. At December 31, 2012, the Company had unrecognized tax benefits totaling $5,151,000, of which would have a favorable impact on our tax provision (benefit), if recognized.

Pre-tax earnings consisted of the following for the years ended December 31, 2012 and 2011:

December 31,	2012	2011

Total Pre-Tax (Loss) Earnings	$363,038	$(3,851,892)

The provision (benefit) for income taxes for the years ended December 31, 2012 and 2011 was as follows:

	2012	2011

Current Income Tax Provision (Benefit)
Federal – (all related to Gain on Sale of Discontinued Operations)	$19,800	$—
State and Foreign	20,398	27,689
State Tax Credit Refund	—	—
Net Change in Liability for Unrecognized Tax Benefits	—	—
	$40,198	$27,689
Deferred Provision (Benefit)	—	—

Total Provision (Benefit)	$40,198	$27,689

A reconciliation of the statutory U.S. federal income tax rate to the effective rates for the years ended December 31, 2012 and 2011 is as follows:

	2012	2011
Federal Income Tax at Statutory Rate	34.0%	34.0%
State Tax Provision, Net of Federal Benefit	3.5%	—
Meals and Entertainment	1.4%	(0.3)%
Stock Compensation Expense	16.1%	(2.6)%
Research and Development Credits	4.2%	(0.7)%
Officer’s Life Insurance	0.3%	—
Change in Rate Assumptions	(114.5)%	—
Adjustments to Prior Year Tax Credits	(11.6)%	—

Effective Tax Rate	(66.6)%	30.4%
Change in Valuations Allowance	77.7%	(30.4)%

Net Effective Tax Rate	11.1%	0.0%

Deferred tax assets (liabilities) for the years ended December 31, 2012 and 2011 consist of the following:

	2012	2011
Assets
Current
Inventory and Inventory Related Items	$234,000	$103,000
Warranty Reserves	32,000	14,000
Accrued Interest	152,000	73,000
Accrued Services	28,000	4,000
Accrued Loss Contingency	9,000		-
Non-Current
Net Operating Loss Carryforwards	2,881,000	3,267,000
Accrued Compensation	405,000	122,000
Tax Credit Carryforwards	1,399,000	1,347,000
Depreciation	11,000	9,000

Total Gross Deferred Tax Assets	$5,151,000	$4,939,000
Valuation Allowance — 100%	(5,151,000)	(4,939,000)

Total Net Deferred Tax Assets	$—	$—

Liabilities
Current
Patent costs	$-	$70,000

Total Gross Deferred Tax Liabilities	-	70,000
Valuation Allowance — 100%	-	(70,000)

Total Net Deferred Tax Liability	$—	$—

Net Deferred Tax	$—	$—

	2012	2011
Net Current Deferred Tax Assets	$—	$—
Net Long-Term Deferred Tax Assets	$—	$—

In 2012 and 2011, the Company generated federal and state net operating losses for income tax purposes. These federal and state net operating loss carryforwards, which total approximately $20,607,000 at December 31, 2012 and begin to expire in 2018, if not utilized. Of the Company’s tax credit carryforwards, federal general business tax credits of $1,157,000 begin to expire in 2017, if not utilized. The Company’s state tax credits total $242,000 and begin to expire in 2018.

Deferred tax assets, including carryforwards and other attributes, are reviewed for expected realization and a valuation allowance is established when appropriate to reduce the assets to their estimated net realizable value. Expected realization of deferred tax assets is dependent upon sufficient taxable income in the appropriate jurisdiction and period that is also of the appropriate character. The Company has evaluated the availability of such taxable income, the nature of its deferred tax assets and the relevant tax laws in determining the net realizable value of its deferred tax assets.

In addition, the calculation of our tax liabilities involves dealing with uncertainties in the application of complex tax regulations. As a result of the implementation of FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48), we recognize liabilities for uncertain tax positions based on the two-step process prescribed within the interpretation. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step requires us to estimate and measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement. It is inherently difficult and subjective to estimate such amounts, as this requires us to determine the probability of various possible outcomes. We re-evaluate these uncertain tax positions on a quarterly basis. This evaluation is based on factors including, but not limited to, changes in facts or circumstances, changes in tax law, effectively settled issues under audit and new audit activity. Such a change in recognition or measurement would result in the recognition of a tax benefit or an additional charge to the tax provision in the period.

The following table summarizes the activity in the valuation allowance account for 2012 and 2011:

Balance, December 31, 2010	$4,256,000

Additions Relating to Uncertain Future Realization of
Net Operating Losses	536,000
Federal Tax Credits	50,000
State Research and Development Tax Credits	27,000

Balance, December 31, 2011	$4,869,000

Additions Relating to Uncertain Future Realization of
Net Operating Losses	230,000
Federal Tax Credits	27,000
State Research and Development Tax Credits	25,000

Balance, December 31, 2012	$5,151,000

Stock Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stock Warrants

Note 15 — Stock Warrants

A summary of the various changes in warrants during the three-month period ended March 31, 2013 is as follows.

Number of Shares

Warrants Outstanding at December 31, 2012	656,641
Exercised During the Period	—
Issued During the Period	206,480
Expired During the Period	—

Warrants Outstanding, March 31, 2013	863,121

The outstanding warrants as of March 31, 2013 expire from May 31, 2013 to March 21, 2018. The weighted average remaining term of the warrants is 2.5 years. The weighted average exercise price is $6.84 per share. A total of 186,420 warrants to purchase 186,420 shares of common stock exercisable at $4.72 issued during the first quarter are subject to downward exercise price adjustments in the event the Company issues securities at a lower price during the first 6 months. A holder of warrants to purchase common stock has agreed subject to the closing of the Company’s proposed public stock offering, to exchange the Warrants into the greater of (a) 200,000 shares of the Company’s common stock, or (B) the Black Scholes value of the warrants (calculated using the Bloomberg OV function) as of the date of the pricing of the Company’s proposed public stock offering based upon the per share offering price of the common stock in the Company’s proposed public stock offering. Additional information regarding the exchange agreement may be found in the Form 8-K filed by the Company on April 2, 2013.

Note 21 — Stock Warrants

During the years ending December 31, 2012 and 2011, the Company issued no new warrants.

During 2012, no warrants were exercised.During 2011, 4,814 warrants were exercised at a price of $0.75 per share.

The following table shows the various changes in warrants for the years December 31, 2012 and 2011. The exercise prices range from $0.66 to $15.00 per share. All outstanding warrants and exercise prices reflect the Company’s 1 for 75 reverse stock-split, which was effective February 6, 2013.

	December 31, 2012	December 31, 2011

Warrants Outstanding, Beginning of Year	867,628	874,730
Exercised During the Year	—	(4,814)
Issued During the Year	—	—
Forfeited During the Year	(210,987)	(2,288)

Warrants Outstanding, End of Year	656,641	867,628

The outstanding warrants as of December 31, 2012 expire from May 2013 to May 2015. The weighted average remaining term of the warrants is 1.9 years. The weighted average exercise price is $7.51 per share.

Stock Option Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock Option Plans [Abstract]
Stock Option Plans

Note 16 — Stock Option Plans

A summary of stock option activity for the three months ended March 31, 2013 is as follows:

Weighted
	Number of	Average	Exercise Price
	Shares	Exercise Price	Range

Outstanding at December 31, 2012	192,729	$10.68	$1.70 – $ 17.50
Granted	—	$—	$—
Exercised	—	$—	$—
Expired or Forfeited	—	$—	$—

Outstanding at March 31, 2013	192,729	$10.68	$1.70 – $ 17.50

As of March 31, 2013, there were 162,918 options that were fully vested and exercisable at a weighted average exercise price of $10.52 per share. The weighted average remaining contractual term on the vested options is 5.4 years.

As of March 31, 2013 there were 29,811 unvested options exercisable at a weighted average exercise price of $10.55 per share. The weighted average remaining contractual term on the unvested options is 7.5 years.

No cash was received from option exercises for the three months ended March 31, 2013 and 2012.

The table below summarizes the impact of outstanding stock options on the results of operations for the three and three months ended March 31, 2013 and 2012:

	Three Months Ended
	March 31, 2013	March 31, 2012

Stock-based compensation expense:
Stock Options	$19,347	$57,397
Income tax benefit	—	—
Net Increase in Net Loss	$19,347	$57,397

Per share increase in Loss Per Share:
Basic and Diluted	$0.0055	$0.0162

The weighted average fair value of option grants was calculated using the Black-Scholes-Merton option pricing method. At March 31, 2013, the Company had approximately $147,257 of unrecognized stock compensation expense, which will be recognized over a weighted average period of approximately 1.4 years.

Note 22 — Stock Option Plans

The Company has the following Stock Option Plans (the “Plan”) that allow for the granting of both statutory incentive stock options or ISOs, which can result in potentially favorable tax treatment to the participant, and non-statutory stock options. The exercise price per share subject to an option is determined by the administrator, but in the case of an ISO must not be less than the fair market value of a share of our common stock on the date of grant and in the case of a non-statutory stock option must not be less than 100% of the fair market value of a share of our common stock on the date of grant.

	2007 Plan	2009 Plan	Total
Outstanding as of December 31, 2012	113,004	79,725	192,729
Available for future issuance under plan	—	382,799	382,799
Totals authorized by plan	113,004	462,524	575,528

The Plan gives the Board of Directors of the Company the ability to determine vesting periods for all options granted under the Plan, and allows option terms to be up to ten years from the original grant date. Employees’ incentive stock options must vest at a minimum rate of 20% per year over a five year period, commencing on the date of grant. Most vest ratably over four years commencing on the date of the option grant. In the case of directors, such options are granted annually and they expire ten years after the date of their grant and vest ratably, on a monthly basis, over the next 12 months. Non-employee directors have vesting of 50% immediately on grant and the balance vest ratably, on a monthly basis, over the next 12 months. Advisors or consultants can have vesting range from 100 percent of the option grants vesting immediately to ratably, on a monthly basis, up to 48 months. All outstanding options and exercise prices reflect the Company’s 1 for 75 reverse stock-split, which was effective February 6, 2013.

The following table summarizes stock option activity for the years ended December 31, 2012 and 2011:

		Weighted
	Number of	Average	Exercise Price
	Shares	Exercise Price	Range

Outstanding at December 31, 2010	205,809	$8.87	$0.46 – $ 0.66
Granted	128,836	$9.08	$7.50 – $ 15.00
Exercised	(17,307)	$0.75	$0.46 – $ 7.50
Expired or Forfeited	(49,482)	$8.84	$1.70 – $ 17.50

Outstanding at December 31, 2011	267,856	$8.87	$0.46 – $ 17.50
Granted	—	$—	$—
Exercised	—	$—	$—
Expired or Forfeited	(75,127)	$0.65	$0.46 – $ 2.17
Outstanding at December 31, 2012	192,729	$10.68	$1.70 – $ 17.50

As of December 31, 2012, there were 159,564 options that were fully vested and exercisable at weighted average exercise price of $10.51 per share. The weighted average remaining contractual term on the vested options is 5.5 years.

The unvested balance of 33,165 options as of December 31, 2012, are exercisable at a weighted average exercise price of $10.60 per share. The weighted average remaining contractual term on the vested options is 7.8 years.

The following tables summarize stock option information at December 31, 2012:

Total Options Outstanding
		Weighted average
		remaining life	Weighted average
Range of exercise price	Shares	(yrs)	exercise price

$1.75 to $2.17	34,430	0.6	$1.86
$7.50	16,011	8.4	$7.50
$11.25 to $15.00	112,052	5.4	$11.25
$15.75 to $17.50	30,236	3.3	$17.20

	192,729	4.4	$10.68

Exercisable Options Outstanding
		Weighted average
		remaining life	Weighted average
Range of exercise price	Shares	(yrs)	exercise price

$1.75 to $2.17	34,430	0.6	$1.85
$7.50	10,289	8.4	$7.50
$11.25 to $15.00	84,609	7.9	$11.25
$15.75 to 17.50	30,236	3.3	$17.20

	159,564	5.5	$10.51

Unvested Options Outstanding
		Weighted average
		remaining life	Weighted average
Range of exercise price	Shares	(yrs)	exercise price

$7.50	5,722	8.4	$7.50
$11.25 to $15.00	27,443	7.6	$11.25

	33,165	7.8	$10.60

There were no options granted in 2012. The weighted average exercise price of options granted during 2011 was $9.08 with an aggregate value of $452,002.

Cash received from option exercises in 2012 and 2011, amounted to $-0- and $16,871, respectively. All of the shares issued out of common stock.

With respect to any non-qualified stock options and incentive stock options that are exercised and held for less than one year, the Company recognizes a tax benefit upon exercise in an amount equal to the tax effect of the difference between the option price and the fair market value of the common stock on the exercise date.

The table below summarizes the impact of outstanding stock options on the results of operations for the years ended December 31, 2012 and 2011:

December 31,	2012	2011

Stock-Based Compensation Expense:
Stock Options	$172,233	$298,664
Income Tax Benefit	—	—

Net Decrease in Net Income	$172,233	$298,664

Decrease in Earnings Per Share:
Basic	$0.049	$0.085
Diluted	$0.048	$0.071

The Black-Scholes-Merton option pricing model was used to estimate the fair value of share-based awards under FASB ASC Topic 718. The Black-Scholes-Merton option pricing model incorporates various and highly subjective assumptions, including expected term and expected volatility. For valuation purposes, stock option awards were categorized into two groups, stock option grants to employees and stock option grants to members of the Board of Directors.

The expected term of options granted was estimated to be the average of the vesting term, historical exercise and forfeiture rates, and the contractual life of the option. The expected volatility at the grant date is estimated using historical stock prices based upon the expected term of the options granted. The risk-free interest rate assumption is determined using the rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued. Cash dividends have never been paid and are not anticipated to be paid in the foreseeable future. Therefore, the assumed expected dividend yield is zero.

The following summary table shows the assumptions used to compute the fair value of stock options granted during 2012 and 2011 and their estimated value:

December 31,	2012	2011
Assumptions for Black-Scholes:
Expected term in years	—	7.7
Volatility	—	50.3% to 53.2%
Risk-free interest rate	—	1.77% to 3.29%
Expected annual dividends	None	None

Value of options granted:
Number of options granted	—	128,836
Weighted average fair value/share	N/A	$3.51
Fair value of options granted	N/A	$452,002

FASB ASC Topic 718 requires pre-vesting option forfeitures at the time of grant to be estimated and periodically revised in subsequent periods if actual forfeitures differ from those estimates. Stock-based compensation expense is recorded only for those awards expected to vest using an estimated forfeiture rate based on historical pre-vesting forfeiture data.

Unrecognized stock-based compensation expense was approximately $166,604 as of December 31, 2012, relating to a total of 33,165 unvested stock options under the Company’s stock option plans. This stock-based compensation expense is expected to be recognized over a weighted average period of approximately 1.6 years.

Litigation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Litigation Disclosure [Abstract]
Litigation	Note 17 — Litigation We are not currently involved in any pending legal proceeding or litigation.

Note 26 — Litigation

On October 23, 2012, Abarta, LLC (“Abarta”) filed a complaint against Vuzix Corporation (the “Company”) in the United States District Court for the Eastern District of Texas (2:12-cv-00682) alleging the infringement of one or more claims of the patent entitled “Virtual Reality System”, of which Abarta is the exclusive licensee. Abarta is seeking damages from the Company equal to not less than a reasonable royalty. The Company disputes the allegations in the Complaint and believes the Complaint to be wholly without merit and intends to vigorously defend the claims alleged therein, The matter is expected to resolved in the near term and will not have a material adverse impact on the Company. The Company has made a provision for a related loss contingency that it feels is probable at this time.

On January 25, 2013, TDG Acquisition LLC (“TDG”) filed a complaint against the Company and certain other persons in the United States District for the Western District of New York alleging breach of the Asset Purchase Agreement between it and the Company. TDG is seeking damages from the Company relating primarily to an alleged breach of the non-compete obligations of the Company in the Asset Purchase Agreement and email confidentiality issues under a Shared Services agreement between the two parties where the Company was asked for a limited period to maintain email services of former Company employees transferred to TDG. The Company disputes the allegations in the Complaint and believes the Complaint to be wholly without merit and intends to vigorously defend the claims alleged therein. Because the Company believes that this potential loss is not probable or estimable at this time, it has not recorded any reserves or contingencies related to this legal matter. In the event that the Company's assumptions used to evaluate this matter as neither probable nor estimable change in future periods, it may be required to record a liability for an adverse outcome. Management does not expect that the ultimate costs to resolve these matters will have a material adverse effect on its consolidated financial position, results of operations, or cash flows.

We are not currently involved in any other pending legal proceeding or litigation.

The Company indemnifies its directors and officers who are, or were, serving at the Company’s request in such capacities. The fair value of the indemnifications that the Company issued during the years ending December 31, 2012 or 2011 was not material to the Company’s financial position, results of operations or cash flows.

Contractual Obligations	3 Months Ended
Mar. 31, 2013
Leases [Abstract]
Contractual Obligations

Note 18 — Contractual Obligations

The Company leases office and manufacturing space under operating leases that expire on September 30, 2013. The Company’s total contractual payment obligations for operating leases as of March 31, 2013 total $30,444 and are due in calendar year 2013.

Recent Accounting Pronouncements	3 Months Ended
Mar. 31, 2013
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements	Note 19 — Recent Accounting Pronouncements There are no recent accounting pronouncements that are expected to have a material impact on the condensed consolidated financial statements.

Capital Lease Obligations	12 Months Ended
Dec. 31, 2012
Capital Lease Obligations [Abstract]
Capital Leases in Financial Statements of Lessee Disclosure

Note 18 — Capital Lease Obligations

The Company maintains equipment held under capital lease obligations due in monthly installments ranging from $176 to $2,049 including interest at rates ranging from 9.80% to 32.46%. The related equipment is collateral to the leases. Final payments are due through September 2015.

	December 31, 2012	December 31, 2011

Total Principal Payments	$97,285	$136,684
Less: Amount Due Within One Year	(57,244)	(84,684)

Amount Due After One Year	$40,041	$52,000

Annual requirements for retirement of the capital lease obligations are as follows:

December 31,	Amount
2013	$74,321
2014	31,687
2015	18,445

Total Minimum Lease Payments	$124,453
Less: Amount Representing Interest	(27,168)

Present Value of Minimum Lease Payments	$97,285

The following is a summary of assets held under capital leases:

December 31,	2012	2011

Computers and Software	$96,925	$277,350
Furniture and Equipment	92,446	91,893

	$189,371	369,243
Less: Accumulated Depreciation	(81,190)	(301,726)

Net	$108,181	$67,517

Depreciation expense related to the assets under capital lease amounted to $34,433 and $75,713 for years ended December 31, 2012 and 2011, respectively.

Preferred Stock	12 Months Ended
Dec. 31, 2012
Preferred Stock Disclosure [Abstract]
Preferred Stock

Note 20 — Preferred Stock

Preferred stock

Shares of undesignated preferred stock may be issued in one or more series. The Board of Directors is authorized to establish and designate the different series and to fix and determine the voting powers and other special rights and qualifications. A total of 5,000,000 shares of preferred authorized are authorized as of December 31, 2012 and December 31, 2011. There were 0 shares issued or outstanding on December 31, 2012 and 2011. There were no preferred dividends owing as of December 31, 2012 or 2011.

Stock Subscriptions Receivable	12 Months Ended
Dec. 31, 2012
Stock Subscription Receivable Disclosure [Abstract]
Stock Subscription Receivable Disclosure

Note 23 — Stock Subscriptions Receivable

During the year ended December 31, 2002, the Company’s Board of Directors authorized to make loans to certain senior employees to allow them to participate in a rights offering and purchase 433,828 shares of common stock at a price of $0.6375 per share. While the loans were initially due September, 2007, the due date was extended to December 2012. The loans bear interest at 6% and are shown as stock subscriptions receivable in the accompanying consolidated financial statements. During the year ended ending December 31, 2012 two stock subscriptions inclusive of gross interest to maturity totaling $76,104 was forgiven. Subscription receivables was reduced by $76,104 with an offset to non-cash compensation expense of $74,073 and a reduction of $2,031 in Additional Paid-In Capital to reduce the unearned gross interest that was previously accrued. During 2011 a stock subscription inclusive of gross interest to maturity totaling $151,232 was forgiven. Subscription receivables was reduced by $151,232 with an offset to non-cash compensation expense of $99,828 and a reduction of $3,183 in Additional Paid-In Capital to reduce the unearned gross interest that was previously accrued. There were no changes in 2010.

Commitments	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure

Note 24 — Commitments

The Company leases office and manufacturing space under operating leases that expires on September 30, 2013. It requires monthly payments of $4,200 plus insurance, taxes and common charges.

Rent expense for the years ended December 31, 2012 and 2011 totaled $176,830 and $210,492, respectively.

Future minimum payments required under operating lease obligations as of December 31, 2012 were as follows:

Total Minimum
2013	Lease Payments
$45,670	$45,670

For the lease agreements described above, the Company is required to pay the pro rata share of the real property taxes and assessments, expenses and other charges associated with these facilities.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure

Note 25 — Employee Benefit Plans

The Company has a Section 401(k) Savings Plan which covers employees who meet certain age and length of service requirements. To date the plan is comprised of 100% employee deferrals.

Concentrations	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure

Note 27 — Concentrations

For 2012 and 2011, one customer accounted for approximately 10% and 21% of sales, respectively. The sales to this customer were part of the discontinued operations referred to in Note 4. Sales to the U.S. government accounted for approximately 11% and 20%, respectively. Portions of these government sales were part of discontinued operations.

Accounts receivable from the U.S. government accounted for 0%, and 16% of accounts receivable at December 31, 2012 and 2011, respectively.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure

Note 28 — Related Party Transactions

During 2012, $550,498 and $ 274,373 of revenues and purchases, respectively were derived from a minority stockholder (less than 5%) of the Company who also represented $-0- of the accounts receivable balance and $66,000 of the accounts payable balance at December 31, 2012, $361,910 of the Long Term Portion of Deferred Trade Payable balance and $120,637 of the Current Portion of Deferred Trade Payables. All of these revenues were reported as discontinued operations.

During 2011, $2,688,675 and $ 706,134 of revenues and purchases, respectively were derived from a minority stockholder (less than 5%) of the Company who also represented $-0- of the accounts receivable balance and $188,683 of the accounts payable balance at December 31, 2011, $36,741 of the Long Term Portion of Deferred Trade Payable balance and $445,806 of the Current Portion of Deferred Trade Payables. All of these revenues were reported as discontinued operations.

Included in long-term debt is a note payable to an officer of the Company. Interest expense related to the note payable amounted to $32,507 and $29,927 for the years ended December 31, 2012 and 2011. Total accrued interest on the note payable was $213,795 as of December 31, 2012. See Note 14 and 13 for details.

The Company has accrued compensation owed to officers of the Company. See Note 16 for details. Interest expense related to accrued current and long-term accrued compensation amounts to $107,209 and $83,211 for the years ended December 31, 2012 and 2011, respectively. Total accrued interest on the accrued compensation was $446,532 as of December 31, 2012. See Note 13 for details.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Operations Policy

Operations

Vuzix Corporation (the Company) was formed in 1997 under the laws of the State of Delaware and maintains its corporate offices in Rochester, New York. The Company is engaged in the design, manufacture, marketing and sale of devices that are worn like eyeglasses and which feature built-in video screens that enable the user to view video and digital content, such as movies, computer data, the Internet or video games. Our products (known commercially as “Video Eyewear”) are used to view high resolution video and digital information from portable devices, such as cell phones, portable media players, gaming systems and laptop computers and from personal computers. Our products provide the user with a virtual viewing experience that emulates viewing a large screen television or desktop computer monitor practically anywhere, anytime.

Consolidation, Policy

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Vuzix Europe and Vuzix Finland, OY. All significant inter-company transactions have been eliminated.

Segment Data Geographic Information and Significant Customers Policy

Segment Data, Geographic Information and Significant Customers

The Company is not organized by market and is managed and operated as one business. A single management team that reports to the chief operating decision maker comprehensively manages the entire business. The Company does not operate any material separate lines of business or separate business entities. Accordingly, the Company does not accumulate discrete information, other than product revenue and material costs, with respect to separate product lines and does not have separately reportable segments as defined by FASB ASC Topic 280, “Disclosures about Segments of an Enterprise and Related Information,”

Shipments to customers outside of the United States approximated 27% and 16% of sales in 2012 and 2011, respectively. No single international country represented more than 10% of revenues. The Company does not maintain significant amounts of long-lived assets outside of the United States other than tooling held by its third party manufacturers, primarily in China.

The Company has at times had a concentration of sales to the U.S. government, the majority of which was reported as discontinued operations and they amounted to approximately 11% and 21% of sales in 2012 and 2011, respectively. Accounts receivable from the U.S. government accounted for -0-% and 17% of accounts receivable at 2012 and 2011, respectively. Another customer, who is also a minority stockholder, represented 10% and 22% of our total revenues, all of which was reported as sales from discontinued operations in 2012 and 2011, respectively.

Foreign Currency Transactions and Translations Policy

Foreign Currency Translation

The U.S. dollar is the functional currency of the Company’s foreign subsidiary. Monetary assets and liabilities are re-measured at year-end exchange rates. Non-monetary assets and liabilities are re-measured at historical rates. Revenues, expenses, gains and losses are re-measured using the rates on which those elements were recognized during the period.

Use of Estimates, Policy

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at year end and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Concentration Risk, Credit Risk, Policy

Concentration of Credit Risk

The Company performs ongoing credit evaluations of its customers’ financial condition and maintains an allowance for uncollectible accounts receivable based upon the expected collectability of all accounts receivable.

Cash and Cash Equivalents, Policy

Cash and Cash Equivalents

The Company’s cash received is applied against its revolving line of credit on a periodic basis based on projected monthly cash flows, reducing interest expense. Cash and cash equivalents can include highly liquid investments with original maturities of three months or less.

Fair Value of Financial Instruments, Policy

Fair Value of Financial Instruments

The Company’s financial instruments primarily consists of cash and cash equivalents, accounts receivable, inventories, prepaid expenses and other assets, accounts payable, lines of credit, current portion of long-term debt and capital leases, customer deposits, accrued expenses, and income taxes payable.

As of the consolidated balance sheet date, the estimated fair values of the financial instruments were not materially different from their carrying values as presented due to the short maturities of these instruments and that the interest rates on the borrowing approximate those that would have been available for loans for similar remaining maturity and risk profiles at respective year ends.

Premiums Receivable, Allowance for Doubtful Accounts, Estimation Methodology, Policy

Allowance for Doubtful Accounts

The Company establishes an allowance for uncollectible trade accounts receivable based on the age of outstanding invoices and management’s evaluation of collectability of outstanding balances. These provisions are established when the aging of outstanding amounts exceeds allowable terms and are re-evaluated at each quarter end for adequacy. In determining the adequacy of the provision, the Company considers known uncollectible or at risk receivables.

Provision For Future Warranty Costs Policy

Provision for Future Warranty Costs

Warranty costs are accrued, to the extent that they are not recoverable from third party manufacturers, for the estimated cost to repair or replace products for the balance of the warranty periods. The Company’s products are covered by standard warranty plans that extend normally 12 months to 24 months from the date of product shipment. The Company provides for the costs of expected future warranty claims at the time of product shipment or over-builds to cover replacements. The adequacy of the provision is assessed at each quarter end and is based on historical experience of warranty claims and costs.

Inventory, Policy

Inventories

Inventories are valued at the lower of cost, or market using the first-in, first-out method. The Company does include direct overhead costs in its inventory valuation costing. The Company records provisions for excess, obsolete or slow moving inventory based on changes in customer demand, technology developments or other economic factors. The Company’s products have product life cycles that range on average from two to three years currently. At both the product introduction and product discontinuation stage, there is a higher degree of risk of inventory obsolescence. The provision for obsolete and excess inventory is evaluated for adequacy at each quarter end. The estimate of the provision for obsolete and excess inventory is partially based on expected future product sales, which are difficult to forecast for certain products.

Revenue Recognition, Policy

Revenue Recognition

The Company recognizes revenue from product sales in accordance with FASB ASC Topic 605 “Revenue Recognition”. Product sales represent the majority of the Company’s revenue. The Company recognizes revenue from these product sales when persuasive evidence of an arrangement exists, delivery has occurred or services have been provided, the sale price is fixed or determinable, and collectability is reasonably assured. Additionally, the Company sells its products on terms which transfer title and risk of loss at a specified location, typically shipping point. Accordingly, revenue recognition from product sales occurs when all factors are met, including transfer of title and risk of loss, which typically occurs upon shipment by the Company. If these conditions are not met, the Company will defer revenue recognition until such time as these conditions have been satisfied. The Company collects and remits sales taxes in certain jurisdictions and reports revenue net of any associated sales taxes. The Company also sells certain products through distributors who are granted limited rights of return for stock balancing against purchases made within a prior 90 day period, including price adjustments downwards that the Company implements on any existing inventory. The provision for product returns and price adjustments is assessed for adequacy both at the time of sale and at each quarter end and is based on recent historical experience and known customer claims.

Revenue from any engineering consulting and other services is recognized at the time the services are rendered. The Company accounts for its longer-term development contracts, which to date have all been firm fixed-priced contracts, on the percentage-of-completion method, whereby income is recognized as work on contracts progresses, but estimated losses on contracts in progress are charged to operations immediately. The percentage-of-completion is determined using the cost-to-cost method. Amounts are generally billed on a monthly basis. To date all such contracts have been less than one calendar year in duration.

Property, Plant and Equipment, Policy

Tooling and Equipment

Tooling and equipment are stated at cost. Depreciation of tooling and equipment is provided for using the straight-line method over the following estimated useful lives:

Computers and Software	3 years
Manufacturing Equipment	5 years
Tooling	3 years
Furniture and Equipment	5 years

Repairs and maintenance costs are expensed as incurred. Asset betterments are capitalized.

Patents and Trademarks Policy

Patents and Trademarks

The Company capitalizes the costs of obtaining its patents and registration of Trademarks. Such costs are accumulated and capitalized during the filing periods, which can take several years to complete. Successful applications that result in the granting of a patent or trademark are then amortized over 15 years on a straight-line basis. Unsuccessful applications are written off and expensed in the fiscal period where the application is abandoned or discontinued.

Impairment or Disposal of Long-Lived Assets, Policy

Long-Lived Assets

The Company regularly assesses all of its long-lived assets for impairment when events or circumstances indicate their carrying amounts may not be recoverable, in accordance with FASB ASC Topic 360-10, “Accounting for the Impairment or Disposal of Long-Lived Assets.” In 2012, an impairment charge of $64,703 was recorded related to abandoned patents and trademarks. In 2011, an impairment charge of $35,265 was recorded related to abandoned patents and trademarks.

Research and Development Expense, Policy

Research and Development

Research and development costs, are expensed as incurred consistent with the guidance of FASB ASC Topic 730, “Research and Development,” and include employee related costs, office expenses, third party design and engineering services, and new product prototyping costs.

Shipping and Handling Cost, Policy

Shipping and Handling Costs

Amounts charged to customers and costs incurred by the Company related to shipping and handling are included in net sales and cost of goods sold, respectively, in accordance with FASB ASC Topic 605-45, “Revenue Recognition – Principal Agent Consideration”, “Accounting for Shipping and Handling Fees and Costs.”

Advertising Costs, Policy

Advertising

Advertising costs are expensed as incurred and recorded in “Selling and Marketing” in the Consolidated Statements of Operations. Advertising expense for the years ended December 31, 2012 and 2011 amounted to $253,815 and $513,683, respectively. These amounts are inclusive of $4,500 in 2012 and $11,268 in 2011 that are included in Discontinued Operations

Income Tax, Policy

Income Taxes

The Company accounts for income taxes in accordance with FASB ASC Topic 740-10, “Income Taxes.” Accordingly, the Company provides deferred income tax assets and liabilities based on the estimated future tax effects of differences between the financial and tax bases of assets and liabilities based on currently enacted tax laws. A valuation allowance is established for deferred tax assets in amounts for which realization is not considered more likely than not to occur.

The Company reports any interest and penalties accrued relating to uncertain income tax positions as a component of the income tax provision.

Earnings Per Share, Policy

Earnings Per Share

Basic earnings per share is computed by dividing the net (loss) income less accrued dividends on the Series C preferred stock by the weighted average number of common shares outstanding for the period. Diluted earnings per share calculations reflect the assumed exercise of all dilutive employee stock options applying the treasury stock method promulgated by FASB ASC Topic 260, “Earnings Per Share” and the conversion of any outstanding convertible preferred shares or notes payable that are-in-the-money, applying the as-if-converted method. However, the assumed exercise of stock options and warrants and the conversion of preferred shares or convertible notes payable are anti-dilutive, therefore basic and diluted earnings per share are not the same for all periods.

Compensation Related Costs, Policy

Stock-Based Employee Compensation

The Company accounts for share-based compensation to employees and directors in accordance with FASB ASC Topic 718 “Compensation Stock Expense,” which requires that compensation expense be recognized in the consolidated financial statements for share-based awards based on the grant-date fair value of those awards. In all cases the Company used the fair market value of our common stock on the date of each option grant was determined based on last most recent cash sale of common stock in an arm’s length transaction with an unrelated third party when we were private and since the Company became public in January 2010, our market price on the TSX Venture Exchange. Stock-based compensation expense includes an estimate of forfeitures and is recognized over the requisite service periods of the awards on a straight-line or graded vesting basis, which is generally commensurate with the vesting term. As a result of the adoption of FASB ASC Topic 718, stock-based compensation expense associated with stock option grants for the years ending December 31, 2012 and 2011 was $172,233 and $298,664, respectively.

The Company issues new shares upon stock option exercises. Please refer to Note 22, Stock Option Plans, for further information.

Fair Value Measurement, Policy

Fair Value Measurements

The Company has adopted the provisions of FASB ASC Topic 820, “Fair Value Measurements and Disclosures as of January 1, 2008 for financial instruments. This standard defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC 820 permits an entity to measure certain financial assets and financial liabilities at fair value withchanges in fair value recognized in earnings each period.

ASC 820 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value. Level 1 inputs are quoted prices in active markets for identical assets or liabilities. Level 2 inputs are inputs other than quoted prices included in Level 1 that are directly or indirectly observable for the asset or liability. Such inputs include quoted prices in active markets for similar assets and liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, or inputs derived principally from or corroborated by observable market data by correlation or other means. Level 3 inputs are unobservable inputs for the asset or liability. Such inputs are used to measure fair value when observable inputs are not available.

Reclassification, Policy	Reclassifications Certain prior year amounts have been reclassified to conform to current year presentation.
New Accounting Pronouncements, Policy

Recent Accounting Pronouncements

FASB Accounting Standards Update 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS," was issued in May 2011 to be effective for fiscal years beginning after December 15, 2011. The update changes the wording for certain measurement and disclosure requirements relating to fair value determinations under U.S. GAAP in order to make them more consistent with International Financial Reporting Standards (IFRS). While many of the modifications are not expected to change the application of U.S. GAAP, additional disclosure requirements relating to the use of Level 3 inputs in determining fair value will apply in the future if applicable to the Company.

In December 2011, the FASB issued new guidance which requires enhanced disclosures on offsetting amounts within the balance sheet, including disclosing gross and net information about instruments and transactions eligible for offset or subject to a master netting or similar agreement. The guidance is effective for the company beginning January 1, 2013 and is to be applied retrospectively. The adoption of this guidance, which is related to disclosure only, will not have an impact on the company’s consolidated financial position, results of operations or cash flows.

There are no other recent accounting pronouncements that are expected to have a material impact on the condensed consolidated financial statements.

Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement

In accordance with ASC 205-20, the sale of the TDG Assets has been accounted for as discontinued operation. Accordingly, the operating results of the TDG Assets for the three months ended March 31, 2013 and 2012 have been reclassified as discontinued operations on the unaudited Consolidated Statement of Operations. Below is a summary of these results:

	For Three Months
	Ended March 31,
	2013	2012
	(Unaudited)	(Unaudited)

Sales of Products	$—	$1,387,337
Sales of Engineering Services	—	354,014

Total Sales	—	1,741,351

Total Cost of Sales	—	986,869

Gross Profit	—	754,482

Operating Expenses:
Research and Development	—	163,921
Selling and Marketing	—	98,006
General and Administrative	—	—
Depreciation and Amortization	—	—
Interest Expense on Senior Debt*	—	206,470
Amortization Senior Debt Discount*	—	62,976

Income from Discontinued Operations	—	223,109

Gain (Loss) on Disposal of Discontinued Operations	—	—
Provision (Benefit) for Income Taxes	—	—

Net Income from Discontinued Operations	—	223,109

Basic Income per Share	$—	$0.063
Diluted Income per Share	$—	$0.063
Weighted-average Shares Outstanding
Basic and Diluted	3,536,865	3,536,865

* Amounts reported represent the interest expense and the amortization of the discount on the Senior Term debt that was required to be repaid from the proceeds of the TDG Asset sale.

Below is a summary of these results:

	For Years
	Ended December 31,
	2012	2011

Sales of Products	$1,768,754	$7,350,614
Sales of Engineering Services	358,921	878,019

Total Sales	2,127,675	8,228,633

Total Cost of Sales	1,273,907	4,699,546

Gross Profit	853,768	3,529,087

Operating Expenses:
Research and Development	295,138	781,386
Selling and Marketing	200,378	444,407
General and Administrative	—	—
Depreciation and Amortization	—	—
Interest Expense on Senior Debt*	353,584	597,415
Amortization Senior Debt Discount*	752,248	252,594

Income (Loss) from Discontinued Operations	(747,580)	1,453,285

Gain (Loss) on Disposal of Discontinued Operations	5,837,607	—
Provision (Benefit) for Income Taxes (Note 19)	19,800	—
	5,817,807	—

Net Income (Loss) from Discontinued Operations	$5,070,227	$1,453,285

Basic Income (Loss) per Share	$1.43	$0.41
Diluted Income (Loss) per Share	$1.43	$0.41
Weighted-average Shares Outstanding Basic (Note 6)	3,536,865	3,518,333
Weighted-average Shares Outstanding Diluted (Note 6)	3,651,100	4,193,282

* Amounts reported represent the interest expense and the amortization of the discount on the Senior Term debt that was required to be repaid from the proceeds of the TDG Asset sale.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Property and Equipment Estimated Useful Life

Tooling and equipment are stated at cost. Depreciation of tooling and equipment is provided for using the straight-line method over the following estimated useful lives:

Computers and Software	3 years
Manufacturing Equipment	5 years
Tooling	3 years
Furniture and Equipment	5 years

Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings (Loss) Per Share
Schedule of Earnings Per Share, Basic and Diluted
For periods of net loss, basic and diluted EPS are the same as the assumed exercise of stock options and warrants and the conversion of convertible debt are anti-dilutive.

	Year Ended December 31,
	2012	2011

Net (Loss) from Continuing Operations (A)	$(4,747,387)	$(5,332,866)

Net Income (Loss) (B)	$322,840	$(3,879,581)
Add - Interest savings from converted debt	114,537	—
Adjusted Diluted Net Income (Loss) (F)	$437,377	$(3,879,581)

Weighted Average Shares Outstanding:
Weighted average basic shares outstanding (C)	3,536,865	3,518,333
Dilutive effect of options and warrants	31,354	65,910
Dilutive effect of convertible debt	82,881	609,039

Weighted Average Dilutive Shares Outstanding (D)	3,651,100	4,193,282

Earnings (Loss) Per Share From Continuing Operations
Basic (A/C)	$(1.34)	$(1.52)
Diluted (1) (2)	$(1.34)	$(1.52)

Earnings (Loss) Per Share
Basic (B/C)	$0.09	$(1.10)
Diluted (F/D) (1)	$0.09	$(1.10)

(1)	Due to net loss for period, dilutive loss per share is the same as basic .
(2)	Due to the antidilutive impact of the convertible debt under the if-converted method, the diluted earnings per share is the same as basic.

Inventories, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Components of Inventories

Inventories are stated at the lower of cost (determined on the first-in, first-out or specific identification method) or market and consisted of the following as at March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012

Purchased Parts and Components	$934,828	$945,550
Work in Process	46,260	46,259
Finished Goods	231,593	259,112
Less: Reserve for Obsolescence	(563,740)	(563,740)

Net	$648,941	$687,181

Inventories consisted of the following:

	December 31, 2012	December, 31, 2011

Purchased Parts and Components	$945,550	$2,085,616
Work in Process	46,259	313,601
Finished Goods	259,112	714,944
Less: Reserve for Obsolescence	(563,740)	(574,440)

Net	$687,181	$2,539,721

Deferred Offering Costs (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Deferred Offering Costs Disclosure [Abstract]
Deferred Offering Costs

Deferred offering costs consist principally of legal, accounting and underwriters’ fees incurred through to March 31, 2013 that are related to a proposed offering and that will be charged to capital upon the completion of the proposed offering or charged to expense if the proposed offering is not completed.

	Professional and Agents’ fees Paid	Professional and Agents’ fees Accrued	Total
December 31, 2012	$57,500	$142,071	$199,571
Additions	22,590	20,479	43,069

March 31, 2013	$80,090	$162,550	$242,640

Deferred offering costs consist principally of legal, accounting and underwriters’ fees incurred through to December 31, 2012 that are related to a Proposed Offering and that will be charged to capital upon the completion of the Proposed Offering or charged to expense if the Proposed Offering is not completed.

	December 31, 2012	December 31, 2011

Professional and agents’ fees paid	$57,500	$—
Professional and agents’ fees included Accrued Expenses	142,071	—

Total	$199,571	$—

Gain on Asset Disposal (Tables)	12 Months Ended
Dec. 31, 2012
Gain (Loss) On Disposition Of Assets [Abstract]
Major Components of Reported Gain on Sale

The following represents the major components of the reported gain on sale:

Net Sales Price	$8,345,793
Less:
Professional Fees on Sale of Assets	(825,596)
Accounts Receivable Sold	(299,599)
Inventories Sold	(1,135,042)
Tooling & Equipment Sold	(120,832)
Patents and Trademarks Sold	(113,117)
Federal Income Tax	(19,800)
Sales Taxes on Asset Sale	(14,000)

Net Gain on Sale of Asset	$5,817,807

Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes Payable [Abstract]
Notes payable represent promissory notes payable

Notes payable represent promissory notes payable by the Company.

	March 31, 2013	December 31, 2012

Note payable to officers and shareholders of the Company. Principal along with accrued interest is due and payable on March 31, 2013. The notes bear interest at 18.5% and secured by all the assets of the Company.	$316,042	$165,738
Note payable secured by all the assets of Company and the guarantee of its President and CEO. The effective interest rate is 31%. The note is to be repaid in 12 blended monthly payments of $5,645.	35,361	46,737
Note payable to an officer of the Company due on December 31, 2013. The note bears interest at 7.49% and monthly principal payments of $2,691 plus accrued interest are required. The note is secured by all the assets of the Company.	37,663	45,734

	$389,066	$258,209

Notes payable represent promissory notes payable by the Company.

Note payables to officers and shareholders of the Company. Principal along with accrued interest is due and payable on March 31, 2013. The notes bear interest at 18.5% and secured by all the assets of the Company.	$165,738
Note payable secured by all the assets of Company and the guarantee of its President and CEO. The effective interest rate is 31%. The note is to be repaid in 12 blended monthly payments of $5,645.	46,737
Note payable to an officer of the Company due on December 31, 2013. The note bears interest at 7.49% and monthly principal payments of $2,691 plus accrued interest are required.	45,734
Total Notes Payable outstanding as of December 31, 2012	$258,209

Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable

Note 7 — Accounts Receivable, Net

Accounts receivable consisted of the following:

	December 31, 2012	December 31, 2011

Accounts Receivable	$170,600	$1,078,084
Less: Allowance for Doubtful Accounts	—	—

Net	$170,600	$1,078,084

Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Components of Accrued Expenses

Accrued expenses consisted of the following:

	March 31, 2013	December 31, 2012

Accrued Wages and Related Costs	$29,501	$31,197
Accrued Compensation	260,745	181,322
Accrued Professional Services	113,077	181,227
Accrued Warranty Obligations	65,253	93,788
Accrued Product Costs	97,900	—
Other Accrued Expenses	40,938	32,138

Total	$607,414	$519,672

Accrued expenses consisted of the following:

	December 31, 2012	December 31, 2011

Accrued Wages and Related Costs	$31,197	$96,375
Accrued Compensation	181,322	—
Accrued Professional Services	181,227	79,500
Accrued Warranty Obligations	93,788	118,611
Other Accrued Expenses	32,138	11,354

Total	$519,672	$305,840

Changes in Accrued Warranty Obligations

The changes in the Company’s accrued warranty obligations for the three months ended March 31, 2013 was as follows:

2013

Accrued Warranty Obligations at December 31, 2012	$93,788
Reductions for Settling Warranties	(41,042)
Warranties Issued During Period	12,507

Accrued Warranty Obligations at March 31, 2013	$65,253

The changes in the Company’s accrued warranty obligations for the years ended December 31, 2012 and 2011 were as follows:

Accrued Warranty Obligations at December 31, 2010	$99,257
Reductions for Settling Warranties	(242,886)
Warranty Issued During Year	262,240

Accrued Warranty Obligations at December 31, 2011	$118,611
Reductions for Settling Warranties	(126,308)
Warranty Issued During Year	101,485
Accrued Warranty Obligations at December 31, 2012	$93,788

Derivative Valuation (Tables)	3 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Market Values Of Derivatives

Fair market values of the Company's derivatives as of March 31, 2013 were based on the Black Scholes valuation using the following assumptions:

Warrants
Risk-free interest rate	0.73%
Expected life in years	5.0
Dividend yield	0
Expected volatility	110.28%

Tooling and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment

Tooling and equipment consisted of the following:

	December 31, 2012	December 31, 2011

Tooling and Manufacturing Equipment	$1,685,006	$2,127,816
Computers and Software	615,567	676,196
Furniture and Equipment	763,134	725,055

	$3,063,707	$3,529,067
Less: Accumulated Depreciation	(2,398,740)	(2,567,375)

Net	$664,967	$961,692

Accrued Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Compensation Related Costs [Abstract]
Unpaid principal amounts are shown as Long-Term Liabilities

The respective interest amounts are included in Accrued Interest, under the Long-Term Liabilities.

	Accrued Compensation	Accrued Interest

Balance as at December 31, 2012	$1,010,096	$442,638
Additions 2013	50,000	29,315
Subtractions 2013	—	—
Balance as at March 31, 2013	$1,060,096	$471,953

The unpaid principal amounts are shown as Long-Term Liabilities on the consolidated balance sheet

	Accrued Compensation	Accrued Interest

Balance as at December 31, 2010	$645,096	$268,467
Additions 2011	200,000	83,211
Subtractions 2011	(35,000)	(12,355)
Balance as at December 31, 2011	810,096	339,323
Additions 2012	200,000	103,315
Balance as at December 31, 2012	$1,010,096	$442,638

Patents and Trademarks, Net (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
	December 31, 2012	December 31, 2011

Patents and Trademarks	$803,687	$1,081,851
Less: Accumulated Amortization	(252,380)	(361,252)

Net	$551,307	$720,599

Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Components of Long-Term Debt

Long-term debt consisted of the following:

	March 31, 2013	December 31, 2012

Note payable to an officer of the Company. The principal is not subject to a fixed repayment schedule, bears interest at 8% per annum and is secured by all of the assets of the Company	$209,208	$209,208
Note payable to an officer of the Company. The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013. The loan bears interest at 12% per annum and is secured by a subordinated position in all the assets of the Company.	225,719	225,719
Note payable for research and development equipment. The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months. The note carries a 0% interest, but imputed interest has been accrued based on a 12% discount rate and is reflected as a reduction in the principal.	396,004 (90,678)	396,004 (97,003)
Convertible, Senior Secured Term Debt. The principal is to be repaid over 15 months, with equal payments of principal beginning on October 15th. The loan bears interest at 13.5%, per annum, which is payable monthly on the 15th of each month. The loan is secured by a first security position in all the Intellectual Property assets of the Company and a security interest in all of the other assets of the Company that is subordinate only to the security interest that secures the Company’s working capital loan.	619,122	619,122
Convertible, Senior Secured Term Debenture. The principal is to be repaid on a periodic basis in an amount equal to $200,000 on each of February 1, 2014, May 1, 2014 and August 1, 2014 and $50,000 on each of August 1, 2015, August 1, 2016, August 1, 2017 and March 21, 2018. The debenture bears interest at 16.0%, per annum, which is payable quarterly on February 1, May 1, August 1 and November 1, beginning on August 1, 2013. The loan is secured by a first security position in all the assets of the Company.	800,000	—
Discount related to Warrants issued pursuant to the above Convertible, Senior Term Debenture that was recorded as a derivative liability, net of $3,403 in amortization.	(617,069)	—
Long-term secured deferred trade payable for which the principal and interest is subject to a fixed blended repayment schedule of 24 and 36 months, commencing July 15, 2013. The deferred trade payable bears interest at 12% per annum and is secured by a subordinated position in all the assets of the Company.	1,320,643	1,320,643
Note payable for which the principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013. The loan bears interest at 12% per annum and is secured by a subordinated position in all the assets of the Company.	101,748	101,748

	$2,964,157	$2,775,441
Less: Amount Due Within One Year	(1,283,355)	(1,060,188)

Amount Due After One Year	$1,680,802	$1,715,253

Note 17 — Long-Term Debt

Long-term debt consisted of the following at December 31:

	December 31, 2012	December 31, 2011

Note payable to an officer of the Company. The principal is not subject to a fixed repayment schedule, bears interest at 8% per annum and is secured by all of the assets of the Company	$209,208	$209,208
Note payable to an officer of the Company. The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013. The loan bears interest at 12% per annum and is secured by a subordinated position in all the assets of the Company	225,719	294,319
Note payable for research and development equipment. The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months.	396,004	396,004
The note carries a 0% interest, but imputed interest has been accrued based on a 12% discount rate and is reflected as a reduction in the principal.	(97,003)	(122,305)
Convertible, Senior Secured Term Debt. The principal is subject to a fixed repayment schedule beginning in October through to October 2013, bears interest at 13.5%, per annum, which is due and payable monthly, beginning July 15, 2012. The loan is secured by a first security position in all the assets of the Company. Principal payments in arrears totaled $154,781 as of December 31, 2012	619,122	4,549,520
Unamortized debt discount related Warrants issued pursuant to Senior Term Debt net of $-0- and $252,595 for 2012 and 2011 respectively.	-0-	(752,248)
Long-term secured deferred trade payable for which the principal and interest is subject to a fixed blended repayment schedule of 24 and 36 months, commencing July 15, 2013. The deferred trade payable bears interest at 12% per annum and is secured by a subordinated position in all the assets of the Company.	1,320,643	1,320,643
Note payable for which the principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013. The loan bears interest at 12% per annum and is secured by a subordinated position in all the assets of the Company.	101,748	101,745

	$2,775,441	$5,996,889
Less: Amount Due Within One Year	(1,060,188)	(4,924,838)

Amount Due After One Year	$1,715,253	$1,072,051

Aggregate maturities for all long-term borrowings	The aggregate maturities for all long-term borrowings as of March 31, 2013 are as follows:
2013	2014	2015	2016	Thereafter	Total
$1,283,355	$971,740	$440,785	$59,069	$209,208	$2,964,157
The aggregate maturities for all long-term borrowings as of December 31, 2011 are as follows:
2013	2014	2015	2016	Thereafter	Total
$1,060,188	$688,972	$568,335	$457,946	$—	$2,775,441

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule Of Pre Tax Earnings	Pre-tax earnings consisted of the following for the years ended December 31, 2012 and 2011:
December 31,	2012	2011

Total Pre-Tax (Loss) Earnings	$363,038	$(3,851,892)

Schedule of Components of Income Tax Expense (Benefit)

The provision (benefit) for income taxes for the years ended December 31, 2012 and 2011 was as follows:

	2012	2011

Current Income Tax Provision (Benefit)
Federal – (all related to Gain on Sale of Discontinued Operations)	$19,800	$—
State and Foreign	20,398	27,689
State Tax Credit Refund	—	—
Net Change in Liability for Unrecognized Tax Benefits	—	—
	$40,198	$27,689
Deferred Provision (Benefit)	—	—

Total Provision (Benefit)	$40,198	$27,689

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the statutory U.S. federal income tax rate to the effective rates for the years ended December 31, 2012 and 2011 is as follows:

	2012	2011
Federal Income Tax at Statutory Rate	34.0%	34.0%
State Tax Provision, Net of Federal Benefit	3.5%	—
Meals and Entertainment	1.4%	(0.3)%
Stock Compensation Expense	16.1%	(2.6)%
Research and Development Credits	4.2%	(0.7)%
Officer’s Life Insurance	0.3%	—
Change in Rate Assumptions	(114.5)%	—
Adjustments to Prior Year Tax Credits	(11.6)%	—

Effective Tax Rate	(66.6)%	30.4%
Change in Valuations Allowance	77.7%	(30.4)%

Net Effective Tax Rate	11.1%	0.0%

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets (liabilities) for the years ended December 31, 2012 and 2011 consist of the following:

	2012	2011
Assets
Current
Inventory and Inventory Related Items	$234,000	$103,000
Warranty Reserves	32,000	14,000
Accrued Interest	152,000	73,000
Accrued Services	28,000	4,000
Accrued Loss Contingency	9,000		-
Non-Current
Net Operating Loss Carryforwards	2,881,000	3,267,000
Accrued Compensation	405,000	122,000
Tax Credit Carryforwards	1,399,000	1,347,000
Depreciation	11,000	9,000

Total Gross Deferred Tax Assets	$5,151,000	$4,939,000
Valuation Allowance — 100%	(5,151,000)	(4,939,000)

Total Net Deferred Tax Assets	$—	$—

Liabilities
Current
Patent costs	$-	$70,000

Total Gross Deferred Tax Liabilities	-	70,000
Valuation Allowance — 100%	-	(70,000)

Total Net Deferred Tax Liability	$—	$—

Net Deferred Tax	$—	$—

	2012	2011
Net Current Deferred Tax Assets	$—	$—
Net Long-Term Deferred Tax Assets	$—	$—

Summary of Valuation Allowance

The following table summarizes the activity in the valuation allowance account for 2012 and 2011:

Balance, December 31, 2010	$4,256,000

Additions Relating to Uncertain Future Realization of
Net Operating Losses	536,000
Federal Tax Credits	50,000
State Research and Development Tax Credits	27,000

Balance, December 31, 2011	$4,869,000

Additions Relating to Uncertain Future Realization of
Net Operating Losses	230,000
Federal Tax Credits	27,000
State Research and Development Tax Credits	25,000

Balance, December 31, 2012	$5,151,000

Stock Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Changes in Warrants

A summary of the various changes in warrants during the three-month period ended March 31, 2013 is as follows.

Number of Shares

Warrants Outstanding at December 31, 2012	656,641
Exercised During the Period	—
Issued During the Period	206,480
Expired During the Period	—

Warrants Outstanding, March 31, 2013	863,121

All outstanding warrants and exercise prices reflect the Company’s 1 for 75 reverse stock-split, which was effective February 6, 2013.

	December 31, 2012	December 31, 2011

Warrants Outstanding, Beginning of Year	867,628	874,730
Exercised During the Year	—	(4,814)
Issued During the Year	—	—
Forfeited During the Year	(210,987)	(2,288)

Warrants Outstanding, End of Year	656,641	867,628

Stock Option Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock Option Plans [Abstract]
Summary of Stock Option Activity

A summary of stock option activity for the three months ended March 31, 2013 is as follows:

Weighted
	Number of	Average	Exercise Price
	Shares	Exercise Price	Range

Outstanding at December 31, 2012	192,729	$10.68	$1.70 – $ 17.50
Granted	—	$—	$—
Exercised	—	$—	$—
Expired or Forfeited	—	$—	$—

Outstanding at March 31, 2013	192,729	$10.68	$1.70 – $ 17.50

The following table summarizes stock option activity for the years ended December 31, 2012 and 2011:

		Weighted
	Number of	Average	Exercise Price
	Shares	Exercise Price	Range

Outstanding at December 31, 2010	205,809	$8.87	$0.46 – $ 0.66
Granted	128,836	$9.08	$7.50 – $ 15.00
Exercised	(17,307)	$0.75	$0.46 – $ 7.50
Expired or Forfeited	(49,482)	$8.84	$1.70 – $ 17.50

Outstanding at December 31, 2011	267,856	$8.87	$0.46 – $ 17.50
Granted	—	$—	$—
Exercised	—	$—	$—
Expired or Forfeited	(75,127)	$0.65	$0.46 – $ 2.17
Outstanding at December 31, 2012	192,729	$10.68	$1.70 – $ 17.50

Outstanding Stock Option on Result of Operation

The table below summarizes the impact of outstanding stock options on the results of operations for the three and three months ended March 31, 2013 and 2012:

	Three Months Ended
	March 31, 2013	March 31, 2012

Stock-based compensation expense:
Stock Options	$19,347	$57,397
Income tax benefit	—	—
Net Increase in Net Loss	$19,347	$57,397

Per share increase in Loss Per Share:
Basic and Diluted	$0.0055	$0.0162

The table below summarizes the impact of outstanding stock options on the results of operations for the years ended December 31, 2012 and 2011:

December 31,	2012	2011

Stock-Based Compensation Expense:
Stock Options	$172,233	$298,664
Income Tax Benefit	—	—

Net Decrease in Net Income	$172,233	$298,664

Decrease in Earnings Per Share:
Basic	$0.049	$0.085
Diluted	$0.048	$0.071

Stock option plans
The exercise price per share subject to an option is determined by the administrator, but in the case of an ISO must not be less than the fair market value of a share of our common stock on the date of grant and in the case of a non-statutory stock option must not be less than 100% of the fair market value of a share of our common stock on the date of grant.

	2007 Plan	2009 Plan	Total
Outstanding as of December 31, 2012	113,004	79,725	192,729
Available for future issuance under plan	—	382,799	382,799
Totals authorized by plan	113,004	462,524	575,528

Summary of stock option information

The following tables summarize stock option information at December 31, 2012:

Total Options Outstanding
		Weighted average
		remaining life	Weighted average
Range of exercise price	Shares	(yrs)	exercise price

$1.75 to $2.17	34,430	0.6	$1.86
$7.50	16,011	8.4	$7.50
$11.25 to $15.00	112,052	5.4	$11.25
$15.75 to $17.50	30,236	3.3	$17.20

	192,729	4.4	$10.68

Exercisable Options Outstanding
		Weighted average
		remaining life	Weighted average
Range of exercise price	Shares	(yrs)	exercise price

$1.75 to $2.17	34,430	0.6	$1.85
$7.50	10,289	8.4	$7.50
$11.25 to $15.00	84,609	7.9	$11.25
$15.75 to 17.50	30,236	3.3	$17.20

	159,564	5.5	$10.51

Unvested Options Outstanding
		Weighted average
		remaining life	Weighted average
Range of exercise price	Shares	(yrs)	exercise price

$7.50	5,722	8.4	$7.50
$11.25 to $15.00	27,443	7.6	$11.25

	33,165	7.8	$10.60

Summary of assumptions used to compute the fair value of stock options granted

The following summary table shows the assumptions used to compute the fair value of stock options granted during 2012 and 2011 and their estimated value:

December 31,	2012	2011
Assumptions for Black-Scholes:
Expected term in years	—	7.7
Volatility	—	50.3% to 53.2%
Risk-free interest rate	—	1.77% to 3.29%
Expected annual dividends	None	None

Value of options granted:
Number of options granted	—	128,836
Weighted average fair value/share	N/A	$3.51
Fair value of options granted	N/A	$452,002

Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Capital Lease Obligations [Abstract]
Capital lease obligation payments

The related equipment is collateral to the leases. Final payments are due through September 2015.

	December 31, 2012	December 31, 2011

Total Principal Payments	$97,285	$136,684
Less: Amount Due Within One Year	(57,244)	(84,684)

Amount Due After One Year	$40,041	$52,000

Annual requirements for retirement of the capital lease obligations

Annual requirements for retirement of the capital lease obligations are as follows:

December 31,	Amount
2013	$74,321
2014	31,687
2015	18,445

Total Minimum Lease Payments	$124,453
Less: Amount Representing Interest	(27,168)

Present Value of Minimum Lease Payments	$97,285

summary of assets held under capital leases

The following is a summary of assets held under capital leases:

December 31,	2012	2011

Computers and Software	$96,925	$277,350
Furniture and Equipment	92,446	91,893

	$189,371	369,243
Less: Accumulated Depreciation	(81,190)	(301,726)

Net	$108,181	$67,517

Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Contractual Payment Obligations for Operating Leases	Future minimum payments required under operating lease obligations as of December 31, 2012 were as follows:
Total Minimum
2013	Lease Payments
$45,670	$45,670

Basis of Presentation - Additinal Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis Of Presentation [Line Items]
Stockholders' Equity, Reverse Stock Split	All per share amounts, outstanding shares, warrants, options and shares issuable pursuant to convertible securities for all periods reflect the Company's 1-for-75 reverse stock split, which was effective February 6, 2013.	All per share amounts, outstanding shares, warrants, options and shares issuable pursuant to convertible securities for all periods reflect the Company's 1-for-75 reverse stock split, which was effective February 6, 2013.

Liquidity and Going Concern Issues - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 21, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Commercial Loans [Line Items]
Working capital deficiency				$ (3,940,974)	$ (6,052,282)
Net (Loss) from Continuing Operations (A)		(936,298)	(1,067,592)	(4,747,387)	(5,332,866)
Accumulated (Deficit)		(27,082,603)		(26,146,304)	(26,469,144)
Net Income (Loss)		(936,298)	(844,483)	322,840	(3,879,581)
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt	800,000
Interest percentage				6.00%	6.00%
Debt Instrument, Debt Default, Amount					1,746,000
Convertible, Senior Secured Term Debt
Commercial Loans [Line Items]
Interest percentage		13.50%		13.50%	13.50%
Debt Instrument, Debt Default, Amount				154,781
Convertible, Senior Secured Term Debt | First-Feb-14 [Member]
Commercial Loans [Line Items]
Debt Instrument, Periodic Payment, Principal		200,000
Convertible, Senior Secured Term Debt | First-May-14 [Member]
Commercial Loans [Line Items]
Debt Instrument, Periodic Payment, Principal		200,000
Convertible, Senior Secured Term Debt | First-August-14 [Member]
Commercial Loans [Line Items]
Debt Instrument, Periodic Payment, Principal		200,000
Convertible, Senior Secured Term Debt | First-August-15 [Member]
Commercial Loans [Line Items]
Debt Instrument, Periodic Payment, Principal		50,000
Convertible, Senior Secured Term Debt | First-Aug-16 [Member]
Commercial Loans [Line Items]
Debt Instrument, Periodic Payment, Principal		50,000
Convertible, Senior Secured Term Debt | First-August-17 [Member]
Commercial Loans [Line Items]
Debt Instrument, Periodic Payment, Principal		50,000
Convertible, Senior Secured Term Debt | Twenty First-Mar-18 [Member]
Commercial Loans [Line Items]
Debt Instrument, Periodic Payment, Principal		50,000
Convertible Debt Instrument
Commercial Loans [Line Items]
Interest Expense, Long-term Debt		23,862
Debt Instrument, Periodic Payment, Principal		309,562
Debt Instrument, Debt Default, Amount				$ 154,781
Convertible Senior Secured Term Debt The Principal To Be Repaid On Periodic Basis With An Equal Amount [Member] | Convertible, Senior Secured Term Debt
Commercial Loans [Line Items]
Interest percentage		16.00%		16.00%

Discontinued Operations (Detail) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended				12 Months Ended				3 Months Ended				24 Months Ended				3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Research and Development Expense	Mar. 31, 2012 Research and Development Expense	Dec. 31, 2012 Research and Development Expense	Dec. 31, 2011 Research and Development Expense	Mar. 31, 2013 Selling and Marketing Expense	Mar. 31, 2012 Selling and Marketing Expense	Dec. 31, 2012 Selling and Marketing Expense	Dec. 31, 2011 Selling and Marketing Expense	Mar. 31, 2013 General and Administrative Expense	Mar. 31, 2012 General and Administrative Expense	Dec. 31, 2012 General and Administrative Expense	Dec. 31, 2011 General and Administrative Expense	Mar. 31, 2013 Depreciation and Amortization	Mar. 31, 2012 Depreciation and Amortization	Dec. 31, 2012 Depreciation and Amortization	Dec. 31, 2011 Depreciation and Amortization	Mar. 31, 2013 Amortization Senior Debt Discount		Mar. 31, 2012 Amortization Senior Debt Discount		Dec. 31, 2012 Amortization Senior Debt Discount		Dec. 31, 2011 Amortization Senior Debt Discount		Mar. 31, 2013 Interest Expense On Senior Debt		Mar. 31, 2012 Interest Expense On Senior Debt		Dec. 31, 2012 Interest Expense On Senior Debt		Dec. 31, 2011 Interest Expense On Senior Debt		Mar. 31, 2013 Sales Of Products	Mar. 31, 2012 Sales Of Products	Dec. 31, 2012 Sales Of Products	Dec. 31, 2011 Sales Of Products	Mar. 31, 2013 Sales Of Engineering Services	Mar. 31, 2012 Sales Of Engineering Services	Dec. 31, 2012 Sales Of Engineering Services	Dec. 31, 2011 Sales Of Engineering Services
Total Sales	$ 0	$ 1,741,351	$ 2,127,675	$ 8,228,633																																	$ 0	$ 1,387,337	$ 1,768,754	$ 7,350,614	$ 0	$ 354,014	$ 358,921	$ 878,019
Total Cost of Sales	0	986,869	1,273,907	4,699,546
Gross Profit	0	754,482	853,768	3,529,087
Operating Expenses:					0	163,921	295,138	781,386	0	98,006	200,378	444,407	0	0	0	0	0	0	0	0	0	[1]	62,976	[1]	752,248	[1]	252,594	[1]	0	[1]	206,470	[1]	353,584	[1]	597,415	[1]
Income (Loss) from Discontinued Operations	0	223,109	(747,580)	1,453,285
Gain (Loss) on Disposal of Discontinued Operations	0	0	5,837,607	0
Provision (Benefit) for Income Taxes	0	0	19,800	0
Gain On Sale Of Discontinued Operations			5,817,807	0
Net Income (Loss) from Discontinued Operations	$ 0	$ 223,109	$ 5,070,227	$ 1,453,285
Basic Income (Loss) per Share	$ 0	$ 0.063	$ 1.43	$ 0.41
Diluted Income (Loss) per Share	$ 0	$ 0.063	$ 1.43	$ 0.41
Weighted-average Shares Outstanding Basic			3,536,865	3,518,333
Diluted			3,651,100	4,193,282
Weighted-average Shares Outstanding Basic Diluted	3,536,865	3,536,865

[1]	Amounts reported represent the interest expense and the amortization of the discount on the Senior Term debt that was required to be repaid from the proceeds of the TDG Asset sale.

Discontinued Operations - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Gain on Disposal of Discontinued Operations, net of tax	$ 0	$ 0	$ (5,817,807)	$ 0
Sales of Products	608,661	913,941	2,692,152	4,016,058
Which was paid at closing
Sales of Products	8,345,793		8,345,793
Which will be received only if TDG achieves certain quarterly and annual revenue targets from sales of goods and services to military, defense and security organizations
Sales of Products	$ 2,500,000

Summary of Significant Accounting Policies (Detail)	12 Months Ended
Dec. 31, 2012
Computers and Software
Property, Plant and Equipment, Estimated Useful Lives	3 years
Tooling
Property, Plant and Equipment, Estimated Useful Lives	3 years
Furniture Eqipment
Property, Plant and Equipment, Estimated Useful Lives	5 years
Manufacturing Equipment
Property, Plant and Equipment, Estimated Useful Lives	5 years

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Percentage Of Revenues From External Customers			27.00%	16.00%
Maximum Percentage Of Revenues From Foreign Countries			10.00%
Sales Revenue, Goods, Net, Percentage			11.00%	20.00%
Percentage On Accounts Receivable			0.00%	16.00%
Advertising Expense			$ 253,815	$ 513,683
Stock Options	19,347	57,397	172,233	298,664
Advertisement Expenses From Discontinued Operation			4,500	11,268
Minimum
Summary Of Significant Accounting Policies [Line Items]
Extended Product Warranty Period			12 months
Maximum
Summary Of Significant Accounting Policies [Line Items]
Extended Product Warranty Period			24 months
Trademarks and Patents
Summary Of Significant Accounting Policies [Line Items]
Asset Impairment Charges			$ 64,703	$ 35,265
Finite-Lived Intangible Assets, Remaining Amortization Period			15 years
Minority Stockholder
Summary Of Significant Accounting Policies [Line Items]
Sales Revenue, Goods, Net, Percentage			10.00%	21.00%

Earnings (Loss) Per Share (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011
Net (Loss) from Continuing Operations (A)	$ (936,298)	$ (1,067,592)	$ (4,747,387)		$ (5,332,866)
Net Income (Loss) (B)	(936,298)	(844,483)	322,840		(3,879,581)
Add - Interest savings from converted debt			114,537		0
Adjusted Diluted Net Income (Loss) (F)			437,377		(3,879,581)
Weighted Average Shares Outstanding:
Weighted average basic shares outstanding (C)			3,536,865		3,518,333
Dilutive effect of options and warrants			31,354		65,910
Dilutive effect of convertible debt			$ 82,881		$ 609,039
Weighted Average Dilutive Shares Outstanding (D)			3,651,100		4,193,282
Earnings (Loss) Per Share From Continuing Operations
Basic (A/C)			$ (1.34)		$ (1.52)
Diluted (1)			$ (1.34)	[1],[2]	$ (1.52)	[1],[2]
Earnings (Loss) per Share
Basic (B/C)			$ 0.09		$ (1.1)
Diluted (F/D) (1) (2)			$ 0.09	[1]	$ (1.1)	[1]

[1]	Due to net loss for period, dilutive loss per share is the same as basic.
[2]	Due to the antidilutive impact of the convertible debt under the if-converted method, the diluted earnings per share is the same as basic.

Earnings (Loss) Per Share - Additional Information (Detail)	3 Months Ended
Mar. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,329,333

Components of Inventories (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Line Items]
Purchased Parts and Components	$ 934,828	$ 945,550	$ 2,085,616
Work in Process	46,260	46,259	313,601
Finished Goods	231,593	259,112	714,944
Less: Reserve for Obsolescence	(563,740)	(563,740)	(574,440)
Net	$ 648,941	$ 687,181	$ 2,539,721

Deferred Offering Costs (Detail) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2011
Deferred Offering Costs [Line Items]
Beggining Balance, Professional and agents' fees paid	$ 57,500	$ 0
Additions - Professional and Agents' fees Paid	22,590
Ending Balance, Professional and agents' fees paid	80,090	0
Beggining Balance, Professional and Agents' fees Accrued	142,071	0
Additions - Professional and Agents' fees Accrued	20,479
Ending Balance, Professional and Agents' fees Accrued	162,550	0
Begining Balance, Deferred Offering Costs	199,571	0
Additions - Deferred Offering Costs	43,069
Ending Balance, Deferred Offering Costs	$ 242,640	$ 0

Major Components Of Gain On Sale Of Assets (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Significant Acquisitions and Disposals [Line Items]
Net Sales Price	$ 608,661	$ 913,941	$ 2,692,152	$ 4,016,058
Professional Fees			(825,596)
Federal Income Tax			(19,800)
Sales Taxes on Asset Sale			(14,000)
Net Gain on Sale of Asset			5,817,807	0
Which was paid at closing
Significant Acquisitions and Disposals [Line Items]
Net Sales Price	8,345,793		8,345,793
Accounts Receivable
Significant Acquisitions and Disposals [Line Items]
Book value of assets sold			(299,599)
Inventory
Significant Acquisitions and Disposals [Line Items]
Book value of assets sold			(1,135,042)
Tooling & Equipment
Significant Acquisitions and Disposals [Line Items]
Book value of assets sold			(120,832)
Patents and Trademarks
Significant Acquisitions and Disposals [Line Items]
Book value of assets sold			$ (113,117)

Gain on Asset Disposal - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Gain On Asset Disposal Additional Information [Line Items]
Net Sales Price	$ 8,345,793
Additional Purchase Price Paid	$ 2,500,000

Bank Lines of Credit - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 112,500
Line of Credit Facility, Interest Rate Description	bank's prime rate plus 1	bank's prime rate plus 1
Line of Credit Facility, Amount Outstanding	112,500	112,500	112,500	0
Agreement with the bank for credit facility to support ongoing working capital needs expiration date		Jun 15, 2012
Lines of Credit	112,500	112,500		652,081
Line of Credit Facility, Interest Rate During Period		9.50%
Long-term Line of Credit		$ 2,000,000

Notes payable represent promissory notes (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes and Promissory Notes [Line Items]
Notes Payable	$ 389,066	$ 258,209	$ 0
Officer and Shareholder
Notes and Promissory Notes [Line Items]
Notes Payable	316,042	165,738
President and Ceo | Secured By Asset [Member]
Notes and Promissory Notes [Line Items]
Notes Payable	35,361	46,737
Officer
Notes and Promissory Notes [Line Items]
Notes Payable	$ 37,663	$ 45,734

Notes payable represent promissory notes (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Officer and Shareholder	Dec. 31, 2012 Officer and Shareholder	Mar. 31, 2013 President and Ceo Secured By Asset [Member]	Dec. 31, 2012 President and Ceo Secured By Asset [Member]	Mar. 31, 2013 Officer	Dec. 31, 2012 Officer
Notes and Promissory Notes [Line Items]
Interest percentage	6.00%	6.00%	18.50%	18.50%	31.00%	31.00%	7.49%	7.49%
Debt Instrument, Frequency of Periodic Payment					12 blended monthly payments	12 blended monthly payments
Debt Instrument, Periodic Payment, Principal					$ 5,645	$ 5,645	$ 2,691	$ 2,691

Schedule Of Account Receivable (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable		$ 170,600	$ 1,078,084
Less: Allowance for Doubtful Accounts		0	0
Net	$ 224,120	$ 170,600	$ 1,078,084

Customer Deposit - Additional Information (Detail) (Defense Products)	Mar. 31, 2013
Maximum
Deposit Liabilities [Line Items]
Percentage Of Customer Deposit	100.00%
Minimum
Deposit Liabilities [Line Items]
Percentage Of Customer Deposit	20.00%

Components of Accrued Expenses (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Line Items]
Accrued Wages and Related Costs	$ 29,501	$ 31,197	$ 96,375
Accrued Compensation	260,745	181,322	0
Accrued Professional Services	113,077	181,227	79,500
Accrued Warranty Obligations	65,253	93,788	118,611
Accrued Product Costs	97,900	0
Other Accrued Expenses	40,938	32,138	11,354
Total	$ 607,414	$ 519,672	$ 305,840

Changes in Accrued Warranty Obligations (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class Of Warrant Or Right [Line Items]
Accrued Warranty Obligations	$ 93,788	$ 118,611	$ 99,257
Reductions for Settling Warranties	(41,042)	(126,308)	(242,886)
Warranties Issued During Period	12,507	101,485	262,240
Accrued Warranty Obligations	$ 65,253	$ 93,788	$ 118,611

Fair market values of derivatives (Detail) (Warrant [Member])	3 Months Ended
Mar. 31, 2013
Warrant [Member]
Risk-free interest rate	0.73%
Expected life in years	5 years
Dividend yield	0.00%
Expected volatility	110.28%

Derivative Valuation - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended
	Mar. 21, 2013	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Embedded Derivative, Fair Value of Embedded Derivative Liability	$ 800,000
Debt Conversion, Converted Instrument, Warrants or Options Issued			186,480
Derivative Liabilities	621,012	635,299	635,299
Loss on Derivative Valuation			$ 14,287	$ 0
Conversion of Stock, Shares Issued	186,480	186,420	200,000

Schedule Of Tooling and equipment (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 3,063,707	$ 3,529,067
Less: Accumulated Depreciation		(2,398,740)	(2,567,375)
Net	589,065	664,967	961,692
Tooling and Manufacturing Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		1,685,006	2,127,816
Computers and Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		615,567	676,196
Funiture and Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 763,134	$ 725,055

Tooling and Equipment, Net - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation and Amortization	$ 98,348	$ 135,827	$ 468,817	$ 468,823
Tooling and Equipment
Property, Plant and Equipment [Line Items]
Depreciation and Amortization			$ 409,421	$ 400,790

Components Of Accrued Compensation (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Compensation
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Opening Balance	$ 1,010,096	$ 810,096	$ 645,096
Additions	50,000	200,000	200,000
Subtractions	0		(35,000)
Ending Balance	1,060,096	1,010,096	810,096
Accrued Interest
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Opening Balance	442,638	339,323	268,467
Additions	29,315	103,315	83,211
Subtractions	0		(12,355)
Ending Balance	$ 471,953	$ 442,638	$ 339,323

Accrued Compensation - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Percentage Of Interest On Accrued Compensation	8.00%	8.00%

Schedule Of Patents and Trademarks (Detail) (Patents and Trademarks, USD $)	Dec. 31, 2012	Dec. 31, 2011
Patents and Trademarks
Finite-Lived Intangible Assets [Line Items]
Patents and Trademarks	$ 803,687	$ 1,081,851
Less: Accumulated Amortization	(252,380)	(361,252)
Net	$ 551,307	$ 720,599

Patents and Trademarks, Net - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization			$ 59,396	$ 68,033
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months			53,579
Finite-Lived Intangible Assets, Amortization Expense, Year Two			53,579
Finite-Lived Intangible Assets, Amortization Expense, Year Four			53,579
Finite-Lived Intangible Assets, Amortization Expense, Year Three			53,579
Finite-Lived Intangible Assets, Amortization Expense, Year Five			53,579
Impairment of Patents and Trademarks	0	9,268	64,703	35,265
Abandoned Patents and Trademarks
Finite-Lived Intangible Assets [Line Items]
Impairment of Patents and Trademarks			64,703	28,576
Amortization of Intangible Assets			171,868	39,352
Asset Impairement Cost			$ 107,165	$ 10,776

Components of Long-Term Debt (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long term debt	$ 2,964,157	$ 2,775,441	$ 5,996,889
Less: Amount Due Within One Year	(1,283,355)	(1,060,188)	(4,924,838)
Amount Due After One Year	1,680,802	1,715,253	1,072,051
The note carries a 0% interest, but imputed interest has been accrued based on a 12% discount rate and is reflected as a reduction in the principal
Debt Instrument [Line Items]
Long term debt	(90,678)	(97,003)	(122,305)
Notes Payable | The principal is not subject to a fixed repayment schedule
Debt Instrument [Line Items]
Long term debt	209,208	209,208	209,208
Notes Payable | The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013.
Debt Instrument [Line Items]
Long term debt	225,719	225,719	294,319
Notes Payable | The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months.
Debt Instrument [Line Items]
Long term debt	396,004	396,004	396,004
Notes Payable | The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013
Debt Instrument [Line Items]
Long term debt	101,748	101,748	101,745
Convertible, Senior Secured Term Debt
Debt Instrument [Line Items]
Long term debt	619,122
Convertible, Senior Secured Term Debt | The principal is to be repaid over 15 months, with equal payments of principal beginning October through to October 2013
Debt Instrument [Line Items]
Long term debt	619,122	619,122	4,549,520
Convertible, Senior Secured Term Debt | Unamortized Debt Discounts Net
Debt Instrument [Line Items]
Long term debt	(617,069)	0	(752,248)
Convertible, Senior Secured Term Debt | Convertible,Senior Secured Term Debt,The principal to be repaid on periodic basis, With an equal amount on each of February 1, 2014, May 1, 2014 and August 1, 2014 and on each of August 1, 2015, August 1, 2016, August 1, 2017 and March 21, 2018.
Debt Instrument [Line Items]
Long term debt	800,000	0
Long-term secured deferred trade payable | The principal and interest is subject to a fixed blended repayment schedule of 24 and 36 months, commencing July 15, 2013.
Debt Instrument [Line Items]
Long term debt	$ 1,320,643	$ 1,320,643	$ 1,320,643

Components of Long-Term Debt (Parenthetical) (Detail) (USD $)	3 Months Ended								3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended							3 Months Ended								12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Mar. 31, 2013 The note carries a 0% interest, but imputed interest has been accrued based on a 12% discount rate and is reflected as a reduction in the principal	Dec. 31, 2012 The note carries a 0% interest, but imputed interest has been accrued based on a 12% discount rate and is reflected as a reduction in the principal	Dec. 31, 2011 The note carries a 0% interest, but imputed interest has been accrued based on a 12% discount rate and is reflected as a reduction in the principal	Mar. 31, 2013 Notes Payable Minimum	Dec. 31, 2012 Notes Payable Minimum	Mar. 31, 2013 Notes Payable Maximum	Dec. 31, 2012 Notes Payable Maximum	Mar. 31, 2013 Notes Payable The principal is not subject to a fixed repayment schedule	Dec. 31, 2012 Notes Payable The principal is not subject to a fixed repayment schedule	Mar. 31, 2013 Notes Payable The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013.	Dec. 31, 2012 Notes Payable The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013.	Dec. 31, 2011 Notes Payable The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013.	Mar. 31, 2013 Notes Payable The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months.	Dec. 31, 2012 Notes Payable The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months.	Dec. 31, 2011 Notes Payable The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months.	Mar. 31, 2013 Notes Payable The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013	Dec. 31, 2012 Notes Payable The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013	Dec. 31, 2011 Notes Payable The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013	Mar. 31, 2013 Convertible, Senior Secured Term Debt	Dec. 31, 2012 Convertible, Senior Secured Term Debt	Dec. 31, 2011 Convertible, Senior Secured Term Debt	Dec. 31, 2012 Convertible, Senior Secured Term Debt The principal is to be repaid over 15 months, with equal payments of principal beginning October through to October 2013	Mar. 31, 2013 Convertible, Senior Secured Term Debt The principal is to be repaid over 15 months, with equal payments of principal beginning October through to October 2013	Dec. 31, 2011 Convertible, Senior Secured Term Debt The principal is to be repaid over 15 months, with equal payments of principal beginning October through to October 2013	Mar. 31, 2013 Convertible, Senior Secured Term Debt Convertible Senior Secured Term Debt The Principal To Be Repaid On Periodic Basis With An Equal Amount [Member]	Dec. 31, 2012 Convertible, Senior Secured Term Debt Convertible Senior Secured Term Debt The Principal To Be Repaid On Periodic Basis With An Equal Amount [Member]	Mar. 31, 2013 Convertible, Senior Secured Term Debt First February Twenty Fourteen [Member]	Mar. 31, 2013 Convertible, Senior Secured Term Debt First May Twenty Fourteen [Member]	Mar. 31, 2013 Convertible, Senior Secured Term Debt First August Twenty Fourteen [Member]	Mar. 31, 2013 Convertible, Senior Secured Term Debt First August Twenty Fifteen [Member]	Mar. 31, 2013 Convertible, Senior Secured Term Debt First August Twenty Sixteen [Member]	Mar. 31, 2013 Convertible, Senior Secured Term Debt First August Twenty Seventeen [Member]	Mar. 31, 2013 Convertible, Senior Secured Term Debt Twenty First March Twenty Eighteen [Member]	Mar. 31, 2013 Long-term secured deferred trade payable The principal and interest is subject to a fixed blended repayment schedule of 24 and 36 months, commencing July 15, 2013.	Dec. 31, 2012 Long-term secured deferred trade payable The principal and interest is subject to a fixed blended repayment schedule of 24 and 36 months, commencing July 15, 2013.	Dec. 31, 2011 Long-term secured deferred trade payable The principal and interest is subject to a fixed blended repayment schedule of 24 and 36 months, commencing July 15, 2013.
Debt Instrument [Line Items]
Long term debt, fixed interest repayment term									24 Months	24 Months	36 Months	36 Months			36 months	36 months	36 months	48 months	48 months	48 months	36 months	36 months	36 months	15 months	15 months	15 months
Long term debt repayment starting date															Jul 15, 2013	Jul 15, 2013	Jul 15, 2013	Oct 31, 2012	Oct 31, 2012	Oct 31, 2012	Jul 15, 2013	Jul 15, 2013	Jul 15, 2011																Jul 15, 2013	Jul 15, 2013	Jul 15, 2013
Long term debt, fixed interest rate			6.00%		6.00%	0.00%	0.00%	0.00%					8.00%	8.00%	12.00%	12.00%	12.00%	0.00%	0.00%	0.00%	12.00%	12.00%	12.00%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	16.00%	16.00%								12.00%	12.00%	12.00%
Long term debt, imputed interest																			12.00%	12.00%
Debt Instrument, Periodic Payment, Principal																											$ 154,781					$ 200,000	$ 200,000	$ 200,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000
Unamortized discount			636,678	636,678																					0	252,595
Debt Instrument Acrrued Interest Rate						12.00%	12.00%	12.00%
Amortization of Senior Term Debt Discount	$ 9,728	$ 0																						$ 3,403

Aggregate Maturities For All Long-Term Borrowings (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt, Maturities, Repayments Of Principal In Next Twelve Months	$ 1,283,355	$ 1,060,188
Long-term Debt, Maturities, Repayments of Principal in Year Two	971,740	688,972
Long-Term Debt, Maturities, Repayments Of Principal In Year Three	440,785	568,335
Long-Term Debt, Maturities, Repayments Of Principal In Year Four	59,069	457,946
Long Term Debt Maturities Repayments Of Principal After Year Four	209,208	0
Long-term Debt Total	$ 2,964,157	$ 2,775,441	$ 5,996,889

Long-Term Debt - Additional Information (Detail) (USD $)	1 Months Ended			3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended											3 Months Ended
	Mar. 21, 2013	Mar. 31, 2013	Dec. 23, 2010	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2012 Minimum	Mar. 31, 2013 Maximum	Dec. 31, 2012 Maximum	Mar. 31, 2013 Convertible, Senior Secured Term Debt	Dec. 31, 2012 Convertible, Senior Secured Term Debt	Dec. 31, 2011 Convertible, Senior Secured Term Debt	Dec. 23, 2010 Convertible, Senior Secured Term Debt	Dec. 31, 2012 Notes Payable	Mar. 31, 2013 Notes Payable	Dec. 31, 2011 Notes Payable	Mar. 31, 2013 Notes Payable Minimum	Dec. 31, 2012 Notes Payable Minimum	Mar. 31, 2013 Notes Payable Maximum	Dec. 31, 2012 Notes Payable Maximum	Dec. 31, 2012 Secured New Convertible Notes [Member]	Mar. 27, 2013 Convertible Debt [Member]	Mar. 21, 2013 Hillair [Member] Secured Debt [Member]	Mar. 31, 2013 Hillair [Member] Securities Purchase Agreement [Member]	Mar. 21, 2013 Hillair [Member] Securities Purchase Agreement [Member]	Mar. 21, 2013 Hillair [Member] Convertible Debt [Member]	Mar. 31, 2013 Hillair [Member] February 1,2014 Securities Purchase Agreement [Member]	Mar. 31, 2013 Hillair [Member] May 1,2014 Securities Purchase Agreement [Member]	Mar. 31, 2013 Hillair [Member] August 1,2014 Securities Purchase Agreement [Member]	Mar. 31, 2013 Hillair [Member] August 1,2015 Securities Purchase Agreement [Member]	Mar. 31, 2013 Hillair [Member] August 1,2016 Securities Purchase Agreement [Member]	Mar. 31, 2013 Hillair [Member] August 1,2017 Securities Purchase Agreement [Member]	Mar. 31, 2013 Hillair [Member] March 21, 2018 Securities Purchase Agreement [Member]	Mar. 31, 2013 Gentry [Member]	Mar. 31, 2013 Warrant [Member] Convertible Debt [Member]
Line of Credit Facility [Line Items]
Senior Secured debt		$ 2,964,157		$ 2,964,157		$ 2,775,441	$ 5,996,889					$ 619,122												$ 2,476,440
Exercise price of warrants										$ 7.47	$ 7.47
Fair value of warrants										1,010,379	1,010,379
Conversion of convertible debentures into common stock shares											620,236
Common Stock Warrants Issued										533,333	533,333
Repayment of Convertible, Senior Secured Term Debt Loan				119,447	4,035	4,474,879	329,393					4,450,000
Senior Secured debt repayment term												15 months	15 months	15 months					24 Months	24 Months	36 Months	36 Months
Convertible, Senior Secured interest rate						6.00%	6.00%					13.50%	13.50%	13.50%
Percentage of earn-out payments received												40.00%					15.00%	15.00%
Repayment of note payable																200,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		533,333		533,333						620,396																186,480
Secured Long-term Debt, Noncurrent																											800,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate																											16.00%
Redeemable Convertible Debentures Value																													200,000	200,000	200,000	50,000	50,000	50,000	50,000
Debt Instrument, Convertible, Conversion Price																											$ 4.29
Class of Warrant or Right, Exercise Price of Warrants or Rights						0.75			0.66		15																4.72
Amortization of Senior Term Debt Discount				9,728	0							3,403																									1,244
Unamortized discount						636,678		636,678					0	252,595
Financial Advisor Fees																																				50,000
Weighted average exercise price of warrants per share		$ 4.72		$ 6.84		$ 7.51																														$ 4.72
Investment Owned, at Fair Value																																				66,603
Debt Issuance Cost				227,174
Secured Debt																												800,000
Debt Conversion, Converted Instrument, Amount			4,000,000
Debt Instrument, Convertible, Effective Interest Rate			12.00%										18.50%												16.00%
Long-term Debt, Gross													1,320,643		2,320,980
Proceeds from Issuance or Sale of Equity													10,000,000
Minimum Percentage Of Payment Repaid To Settle Trade Payable													50.00%
Debt Instrument Amortization Net						0	252,595
Debt Instrument, Debt Default, Amount							$ 1,746,000						$ 154,781
Conversion of Stock, Shares Issued	186,480	186,420		200,000																																20,000
Issuance Of Common Stock Description		The maximum number of shares of common stock that may be issued pursuant to: (i) the exercise of Warrants; and (ii) the conversion of principal and interest owing under the Loan, may not exceed 620,396 Common Shares.
Description Of Exchange Of Warrants		Warrants has agreed subject to the closing of the Company's proposed public stock offering, to exchange the Warrants into the greater of (a) 200,000 shares of the Company's common stock, or (B) the Black Scholes value of the warrants (calculated using the Bloomberg OV function) as of the date of the pricing of the Company's proposed public stock offering based upon the per share offering price of the common stock in the Company's proposed public stock offering.
Debt Instrument Percentage Earn Out Payment																							40.00%

Pre-tax earnings (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pre Tax Earnings [Line Items]
Total Pre-Tax (Loss) Earnings	$ 363,038	$ (3,851,892)

Provision (benefit) For Income Taxes (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Current Income Tax Provision (Benefit)
Federal - (all related to Gain on Sale of Discontinued Operations)			$ 19,800	$ 0
State and Foreign			20,398	27,689
State Tax Credit Refund			0	0
Net Change in Liability for Unrecognized Tax Benefits			0	0
Current Income Tax Expense (Benefit)			40,198	27,689
Deferred Provision (Benefit)			0	0
Total Provision (Benefit)	$ 13,696	$ 17,002	$ 20,398	$ 27,689

Reconciliation Of Effective Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation [Line Items]
Federal Income Tax at Statutory Rate	34.00%	34.00%
State Tax Provision, Net of Federal Benefit	3.50%	0.00%
Meals and Entertainment	1.40%	(0.30%)
Stock Compensation Expense	16.10%	(2.60%)
Research and Development Credits	4.20%	(0.70%)
Officers Life Insurance	0.30%	0.00%
Change in Rate Assumptions	(114.50%)	0.00%
Adjustments to Prior Year Tax Credits	(11.60%)	0.00%
Effective Tax Rate	(66.60%)	30.40%
Change in Valuations Allowance	77.70%	(30.40%)
Net Effective Tax Rate	11.10%	0.00%

Components Of Deferred Tax assets And liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current
Inventory and Inventory Related Items	$ 234,000	$ 103,000
Warranty Reserves	32,000	14,000
Accrued Interest	152,000	73,000
Accrued Services	28,000	4,000
Accrued Loss Contingency	9,000	0
Non-Current
Net Operating Loss Carryforwards	2,881,000	3,267,000
Accrued Compensation	405,000	122,000
Tax Credit Carryforwards	1,399,000	1,347,000
Depreciation	11,000	9,000
Total Gross Deferred Tax Assets	5,151,000	4,939,000
Valuation Allowance-100%	(5,151,000)	(4,939,000)
Total Net Deferred Tax Assets	0	0
Current
Patent costs	0	70,000
Total Gross Deferred Tax Liabilities	0	70,000
Valuation Allowance-100%	0	(70,000)
Total Net Deferred Tax Liability	0	0
Net Deferred Tax	0	0
Net Current Deferred Tax Assets	0	0
Net Long-Term Deferred Tax Assets	$ 0	$ 0

Summarizes The Activity In The Valuation Allowance (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Activity Of Valuation Allowance [Line Items]
Balance	$ 4,869,000	$ 4,256,000
Net Operating Losses	230,000	536,000
Federal Tax Credits	27,000	50,000
State Research and Development Tax Credits	25,000	27,000
Balance	$ 5,151,000	$ 4,869,000

Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Additional Information [Line Items]
Unrecognized tax benefits		$ 5,151,000	$ 4,869,000	$ 4,256,000
Federal and State Net Operating Loss Carryforwards	21,537,000	20,607,000
Operating Loss Carryforwards Expiration Year	2018
Tax Credit Carryforward Expiration Year	2017
Domestic Tax Authority [Member]
Income Taxes Additional Information [Line Items]
Tax Credit Carryforward, Amount		1,157,000
State and Local Jurisdiction [Member]
Income Taxes Additional Information [Line Items]
Tax Credit Carryforward, Amount	$ 1,399,000	$ 242,000

Changes in Warrants (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class Of Warrant Or Right [Line Items]
Warrants Outstanding, Start of the year	656,641	867,628	874,730
Exercised During the Period	0	0	(4,814)
Issued During the Period	206,480	0	0
Forfeited During the Year	0	(210,987)	(2,288)
Warrants Outstanding, End of Year	863,121	656,641	867,628

Stock Warrants - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 21, 2013	Mar. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Warrant or Right [Line Items]
Weighted average term of warrants			2 years 6 months	1 year 10 months 24 days
Weighted average exercise price of warrants per share		$ 4.72	$ 6.84	$ 7.51
Warrants Exercisable Share			$ 186,420
Conversion of Stock, Shares Issued	186,480	186,420	200,000
Stockholders' Equity, Reverse Stock Split			All per share amounts, outstanding shares, warrants, options and shares issuable pursuant to convertible securities for all periods reflect the Company's 1-for-75 reverse stock split, which was effective February 6, 2013.	All per share amounts, outstanding shares, warrants, options and shares issuable pursuant to convertible securities for all periods reflect the Company's 1-for-75 reverse stock split, which was effective February 6, 2013.
Class Of Warrant Or Right Exercised In Period			0	0	(4,814)
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights				0.75
Granted			$ 0	$ 0	$ 9.08
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value					452,002
Unrecognized stock compensation expense				$ 166,604
Minimum
Class of Warrant or Right [Line Items]
Outstanding Warrants Expiration Date			May 31, 2013	May 31, 2013
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights				0.66
Percentage Of Stock Option Vesting Period				20.00%
Maximum
Class of Warrant or Right [Line Items]
Outstanding Warrants Expiration Date			Mar 21, 2018	May 31, 2015
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights				15
Percentage Of Stock Option Vesting Period				50.00%

Summary Of Stock Option Plans (Detail)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option Plan [Line Items]
Outstanding as of December 31, 2012	192,729	192,729	267,856	205,809
Available for future issuance under plan		382,799
Totals authorized by plan		575,528
2007 Plan
Stock Option Plan [Line Items]
Outstanding as of December 31, 2012		113,004
Available for future issuance under plan		0
Totals authorized by plan		113,004
2009 Plan
Stock Option Plan [Line Items]
Outstanding as of December 31, 2012		79,725
Available for future issuance under plan		382,799
Totals authorized by plan		462,524

Summary of Stock Option Activity (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of shares outstanding
Outstanding at December 31, 2012	192,729	267,856	205,809
Granted	0	0	128,836
Exercised	0	0	(17,307)
Expired or Forfeited	0	(75,127)	(49,482)
Ending Balance	192,729	192,729	267,856
Weighted Average Exercise Price
Outstanding at December 31, 2012	$ 10.68	$ 8.87	$ 8.87
Granted	$ 0	$ 0	$ 9.08
Exercised	$ 0	$ 0	$ 0.75
Expired or Forfeited	$ 0	$ 0.65	$ 8.84
Ending Balance	$ 10.68	$ 10.68	$ 8.87
Options Outstanding, Price per Share Range
Beginning Balance, lower limit	$ 1.7	$ 0.46	$ 0.46
Beginning Balance, upper limit	$ 17.5	$ 17.5	$ 0.66
Granted, lower limit	$ 0		$ 7.5
Granted, upper limit	$ 0		$ 15
Exercised, lower limit	$ 0		$ 0.46
Exercised, upper limit	$ 0		$ 7.5
Expired or Forfeited, lower limit	$ 0	$ 0.46	$ 1.7
Expired or Forfeited, upper limit	$ 0	$ 2.17	$ 17.5
Ending Balance, lower limit	$ 1.7	$ 1.7	$ 0.46
Ending Balance, upper limit	$ 17.5	$ 17.5	$ 17.5

Summary Stock Option Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Summary Stock Option Information [Line Items]
Total Options Outstanding, Shares	192,729	192,729	267,856	205,809
Total Options Outstanding Weighted average remaining life (yrs)	4 years 4 months 24 days
Total Options Outstanding, Weighted average exercise price	$ 10.68	$ 10.68	$ 8.87	$ 8.87
Exercisable Options Outstanding Shares	159,564
Exercisable Options Outstanding Weighted average remaining life (yrs)	5 years 6 months
Exercisable Options Outstanding, Weighted average exercise price	$ 10.51
Unvested Options Outstanding, Shares	33,165
Unvested Options Outstanding Weighted average remaining life (yrs)	7 years 9 months 18 days
Unvested Options Outstanding, Weighted average exercise price	$ 10.6
Range of exercise price $1.75 to $2.17
Summary Stock Option Information [Line Items]
Exercise Price Range, Lower Range Limit	$ 1.75
Exercise Price Range, Upper Range Limit	$ 2.17
Total Options Outstanding, Shares	34,430
Total Options Outstanding Weighted average remaining life (yrs)	7 months 6 days
Total Options Outstanding, Weighted average exercise price	$ 1.86
Exercisable Options Outstanding Shares	34,430
Exercisable Options Outstanding Weighted average remaining life (yrs)	7 months 6 days
Exercisable Options Outstanding, Weighted average exercise price	$ 1.85
Range of exercise price $7.50
Summary Stock Option Information [Line Items]
Exercise Price Range	$ 7.5
Total Options Outstanding, Shares	16,011
Total Options Outstanding Weighted average remaining life (yrs)	8 years 4 months 24 days
Total Options Outstanding, Weighted average exercise price	$ 7.5
Exercisable Options Outstanding Shares	10,289
Exercisable Options Outstanding Weighted average remaining life (yrs)	8 years 4 months 24 days
Exercisable Options Outstanding, Weighted average exercise price	$ 7.5
Unvested Options Outstanding, Shares	5,722
Unvested Options Outstanding Weighted average remaining life (yrs)	8 years 4 months 24 days
Unvested Options Outstanding, Weighted average exercise price	$ 7.5
Range of exercise price $11.25 to $15.00
Summary Stock Option Information [Line Items]
Exercise Price Range, Lower Range Limit	$ 11.25
Exercise Price Range, Upper Range Limit	$ 15
Total Options Outstanding, Shares	112,052
Total Options Outstanding Weighted average remaining life (yrs)	5 years 4 months 24 days
Total Options Outstanding, Weighted average exercise price	$ 11.25
Exercisable Options Outstanding Shares	84,609
Exercisable Options Outstanding Weighted average remaining life (yrs)	7 years 10 months 24 days
Exercisable Options Outstanding, Weighted average exercise price	$ 11.25
Unvested Options Outstanding, Shares	27,443
Unvested Options Outstanding Weighted average remaining life (yrs)	7 years 7 months 6 days
Unvested Options Outstanding, Weighted average exercise price	$ 11.25
Range of exercise price $15.75 to $17.50
Summary Stock Option Information [Line Items]
Exercise Price Range, Lower Range Limit	$ 15.75
Exercise Price Range, Upper Range Limit	$ 17.5
Total Options Outstanding, Shares	30,236
Total Options Outstanding Weighted average remaining life (yrs)	3 years 3 months 18 days
Total Options Outstanding, Weighted average exercise price	$ 17.2
Exercisable Options Outstanding Shares	30,236
Exercisable Options Outstanding Weighted average remaining life (yrs)	3 years 3 months 18 days
Exercisable Options Outstanding, Weighted average exercise price	$ 17.2

Outstanding Stock Option on Result of Operation (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011
Stock-based compensation expense:
Stock Options	$ 19,347	$ 57,397	$ 172,233		$ 298,664
Income tax benefit	13,696	17,002	20,398		27,689
Per share increase in Loss Per Share:
Basic			$ 0.09		$ (1.1)
Diluted			$ 0.09	[1]	$ (1.1)	[1]
Basic and Diluted	$ (0.26)	$ (0.24)
Stock options
Stock-based compensation expense:
Stock Options	19,347	57,397	172,233		298,664
Income tax benefit	0	0	0		0
Net Decrease in Net Income	$ 19,347	$ 57,397	$ 172,233		$ 298,664
Per share increase in Loss Per Share:
Basic			$ 0.049		$ 0.085
Diluted			$ 0.048		$ 0.071
Basic and Diluted	$ 0.0055	$ 0.0162

[1]	Due to net loss for period, dilutive loss per share is the same as basic.

Assumptions Used To Compute The Fair Value Of Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Assumptions Used To Compute Fair Value Of Stock Options [Line Items]
Expected term in years		7 years 8 months 12 days
Volatility	0.00%
Risk-free interest rate	0.00%
Value of options granted:
Number of options granted	0	128,836
Weighted average fair value/share		$ 3.51
Fair value of options granted		$ 452,002
Maximum
Assumptions Used To Compute Fair Value Of Stock Options [Line Items]
Volatility		53.20%
Risk-free interest rate		3.29%
Minimum
Assumptions Used To Compute Fair Value Of Stock Options [Line Items]
Volatility		50.30%
Risk-free interest rate		1.77%

Stock Option Plans - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Exercisable Options Outstanding Shares		159,564
Weighted average exercise price per share		$ 10.51
Weighted average remaining contractual term on unvested options		5 years 6 months
Exercise of Stock Options		$ 0	$ 16,871
Unrecognized stock compensation expense	$ 147,257	$ 166,604
Weighted average recognition period	1 year 4 months 24 days	1 year 7 months 6 days
Vested options
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Exercisable Options Outstanding Shares	162,918
Weighted average exercise price per share	$ 10.52
Weighted average remaining contractual term on unvested options	5 years 4 months 24 days
Unvested Options
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Exercisable Options Outstanding Shares	29,811
Weighted average exercise price per share	$ 10.55
Weighted average remaining contractual term on unvested options	7 years 6 months

Contractual Obligations - Additional Information (Detail) (USD $)	Mar. 31, 2013
Operating Leased Assets [Line Items]
Operating Leases, Future Minimum Payments Due	$ 30,444

Equipment Held Under Capital Lease Obligations Due (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Total Principal Payments		$ 97,285	$ 136,684
Less: Amount Due Within One Year	(44,978)	(57,244)	(84,684)
Amount Due After One Year	$ 33,936	$ 40,041	$ 52,000

Annual Requirements For Retirement Of The Capital Lease Obligations (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Capital Leases Future Minimum Payments [Line Items]
2013	$ 74,321
2014	31,687
2015	18,445
Total Minimum Lease Payments	124,453
Less: Amount Representing Interest	(27,168)
Present Value of Minimum Lease Payments	$ 97,285	$ 136,684

Summary Of Assets Held Under Capital Leases (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Capital Leased Assets, Gross	$ 189,371	$ 369,243
Less: Accumulated Depreciation	(81,190)	(301,726)
Net	108,181	67,517
Funiture and Equipment
Property, Plant and Equipment [Line Items]
Capital Leased Assets, Gross	92,446	91,893
Computer and Software
Property, Plant and Equipment [Line Items]
Capital Leased Assets, Gross	$ 96,925	$ 277,350

Capital Lease Obligations - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Capital Lease Obligations Additional Information [Line Items]
Depreciation and Amortization	$ 98,348	$ 135,827	$ 468,817	$ 468,823
Assets Held Under Capital Leases [Member]
Capital Lease Obligations Additional Information [Line Items]
Depreciation and Amortization			34,433	75,713
Maximum [Member]
Capital Lease Obligations Additional Information [Line Items]
Capital Lease Obligation Monthly Lease Payments			2,049
Capital Lease Obligation Interest Rate			32.46%
Minimum [Member]
Capital Lease Obligations Additional Information [Line Items]
Capital Lease Obligation Monthly Lease Payments			$ 176
Capital Lease Obligation Interest Rate			9.80%

Preferred Stock - (Additional Information) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Preferred Stock Shares Additional Information [Line Items]
Series C Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000
Series C Preferred Stock, Shares Issued	0	0	0
Dividends, Preferred Stock	$ 0	$ 0

Stock Subscriptions Receivable - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Stock Subscriptions Receivable [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award	433,828
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Interest percentage	6.00%	6.00%
Forgiveness of Subscriptions Receivable	$ 74,073	$ 147,005
Non Cash Compensation	74,073	99,828
Subscriptions Receivable	0	76,104
Subscription Receivable
Stock Subscriptions Receivable [Line Items]
Common Stock, Par Value	$ 0.6375
Forgiveness of Subscriptions Receivable	76,104	151,232
Additional Paid-in Capital
Stock Subscriptions Receivable [Line Items]
Common Stock, Par Value	$ 0.6375
Forgiveness of Subscriptions Receivable	$ (2,031)	$ (4,227)

Future Minimum Payments Required Under Operating Lease (Detail) (USD $)	Dec. 31, 2012
Future Minimum Payments Required Under Operating Lease [Line Items]
2013	$ 45,670
Total Minimum Lease Payments	$ 45,670

Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitment Contingencies Disclosure [Line Items]
Lease Expiration Date	Sep 30, 2013
Sale Leaseback Transaction, Monthly Rental Payments	$ 4,200
Operating Leases, Rent Expense	$ 176,830	$ 210,492

Employee Benefit Plans - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Line Items]
Percentage Of Employee Deferrals	100.00%

Concentrations - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Concentrations [Line Items]
Sales Revenue, Goods, Net, Percentage	11.00%	20.00%
Percentage On Accounts Receivable	0.00%	16.00%
Minority Stockholder
Concentrations [Line Items]
Sales Revenue, Goods, Net, Percentage	10.00%	21.00%

Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions Additional Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	5.00%	5.00%
Officer [Member]
Related Party Transactions Additional Information [Line Items]
Interest Expense, Debt	$ 32,507	$ 29,927
Interest Payable	213,795
Accrued Employee Benefits	107,209	83,211
Accrued Compensation
Related Party Transactions Additional Information [Line Items]
Accrued Employee Benefits	446,532
Minority Stockholder
Related Party Transactions Additional Information [Line Items]
Revenue from Related Parties	550,498	2,688,675
Related Party Transaction, Purchases from Related Party	274,373	706,134
Due from Related Parties	0	0
Due to Related Parties	66,000	188,683
Deferred Trade Payables Non Current	361,910	36,741
Deferred Trade Payables Current	$ 120,637	$ 445,806